UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Taxable Bond Funds

For investors seeking attractive monthly income and portfolio diversification potential.

Semi-Annual Report

March 31, 2010

Nuveen Short Duration Bond Fund	Nuveen Multi-Strategy Core Bond Fund	Nuveen High Yield Bond Fund

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Chairman’s

Letter to Shareholders

Dear Shareholder,

The economic environment in which your Fund operates reflects continuing but uneven economic recovery. The U.S. and other major industrial countries are experiencing steady but comparatively low levels of economic growth, while emerging market countries are seeing a resumption of relatively strong economic expansion. The largest source of economic uncertainty is the potential impact of steps being considered by many governments to counteract the extraordinary governmental spending and credit expansion carried out to deal with the financial and economic crisis of 2008. Consequently, the implications for future tax rates, government spending, interest rates and the pace of economic recovery in the U.S. and other leading economies are extremely difficult to predict at the present time. The long term health of the global economy depends on restoring some measure of fiscal discipline around the world, but since all of the corrective steps require economic pain, it is not surprising that governments are reluctant to undertake them.

In the near term, governments remain committed to furthering economic recovery and realizing a meaningful reduction in their national unemployment rates. Such an environment should produce continued economic growth and, consequently, attractive investment opportunities. Over the longer term, the larger uncertainty mentioned earlier carries the risk of unexpected potholes in the road to sustained recovery. For this reason, Nuveen’s investment management teams are working hard to balance return and risk by building well-diversified portfolios, among other strategies. I encourage you to read the following commentary on the management of your Fund. As always, I also encourage you to contact your financial consultant if you have any questions about your Nuveen Fund investment.

On behalf of the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

May 21, 2010

Nuveen Investments	1

Portfolio Manager’s Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Effective January 31, 2010, the Nuveen Multi-Strategy Income Fund changed its name to the Nuveen Multi-Strategy Core Bond Fund. There was no change in the Fund’s investment objectives, policies or portfolio management personnel.

The Nuveen Short Duration Bond Fund, Nuveen Multi-Strategy Core Bond Fund and Nuveen High Yield Bond Fund feature portfolio management by the Taxable Fixed Income group of Nuveen Asset Management. We recently spoke with Andrew Stenwall, Chief Investment Officer and Co-Director of Taxable Fixed Income at Nuveen Asset Management, and the Funds’ portfolio manager, about the performance and management of the Funds during the six-month reporting period ended March 31, 2010.

How did the Funds perform during the six-month period ended March 31, 2010?

The table on page five provides performance information for the Funds for the six-month, one-year, five-year and since inception periods ended March 31, 2010. The table also compares the Funds’ performance to appropriate benchmarks. Over this period, each Fund outperformed a comparative market index and underperformed the relevant Lipper group index. A more detailed account of each Fund’s relative performance is provided later in this report.

What are the Funds’ investment strategies and how were they applied during the six-month period ended March 31, 2010? How did these strategies influence performance?

Nuveen Short Duration Bond Fund

Over this period, the Nuveen Taxable Fixed Income team maintained its basic strategy of seeking to maximize total return through an active, risk managed approach that employed bottom-up analysis with deep specialization that looked at issuer fundamentals and relative value. By diversifying active investment strategies in the portfolio, we believe that we can manage portfolio returns across a wide array of economic and market environments. We employ fundamental credit analysis in an attempt to limit default risk and enhance returns throughout the credit cycle. We diversify across global interest rates in an effort to capture value in non U.S. bonds on a currency-hedged basis. We also use a quantitative approach to mortgage- and asset-backed securities analysis designed to evaluate both prepayment and credit risk and capture relative value. Lastly, we actively manage our non-U.S. dollar positions, which are designed to take advantage of opportunities in the changes in the value of the dollar versus other currencies.

2	Nuveen Investments

For the reporting period, our position in asset-backed securities (ABS) performed well. In particular, ABS backed by credit cards and automobile loans positively contributed to performance. The Fund also benefited from our high yield positions, especially in the manufacturing, energy, service and utilities sectors. Generally speaking, lower quality, higher yielding sectors outperformed throughout the period. Our corporate bond positions in finance, manufacturing, energy, services and utilities all contributed positively to the Fund’s performance as well.

While our position in commercial mortgage-backed securities (CMBS) aided the Fund’s performance on a relative basis, our significant underweight versus the Lipper group accounted for the Fund’s underperformance against that index. We believe there are opportunities in CMBS, especially in the well-structured senior tranches. We remain wary of the mezzanine bonds and junior tranches. Also contributing to the Fund’s underperformance versus its Lipper group was its slightly shorter duration.

The Fund also used interest rate swaps to manage its exposure to U.S. interest rates. Looking at global fixed-income markets during the period, we generally had long exposure in securities issued in Australia, South Korea, Mexico, Norway, New Zealand, Turkey and Brazil. We generally had short exposure to securities issued in South Africa, the United Kingdom, Poland and Switzerland. Combined, these positions contributed neutrally to the Fund’s performance during the reporting period.

We also employed a currency overlay strategy, which involved taking both long (owning the actual security) and short (the Fund does not own the security, but has sold short through the delivery of a borrowed security) positions to manage the Fund’s currency exposure risk. The strategy detracted from performance, as several times throughout the period we were stopped out of our positions. When we re-entered, we were not able to fully re-coup all the losses. Throughout the period, we had long currency positions in Turkey, Brazil, Mexico, Poland, New Zealand, South Africa and Australia, which we exited by the end of the reporting period. Generally, we were short the Euro, British pound and Japanese yen.

Nuveen Multi-Strategy Core Bond Fund

During the reporting period, we continued to employ an investment strategy similar to the one used for the Nuveen Short Duration Bond Fund. We sought to maximize total return through an active, risk managed, relative value approach. By diversifying active investment strategies in the portfolio, we believed that we could better manage portfolio returns across a wide array of economic and market environments.

As with the Nuveen Short Duration Bond Fund, our position in asset-backed securities (ABS) performed well during the reporting period. In particular, ABS backed by credit cards and automobile loans positively contributed to performance. The Fund also benefited from our high yield positions, especially in the manufacturing, energy, service and utilities sectors. Generally speaking, lower quality, higher yielding sectors outperformed throughout the period. Our corporate bond positions in finance, manufacturing, energy, services and utilities all contributed positively to the Fund’s performance as well.

Nuveen Investments	3

While our position in commercial mortgage-backed securities (CMBS) aided the Fund’s performance on a relative basis, our significant underweight versus the Lipper group accounted for the Fund’s underperformance compared with this index. We believe there are opportunities in CMBS, especially in the well-structured senior tranches. We remain wary of the mezzanine bonds and junior tranches. Also contributing to the Fund’s underperformance versus its Lipper group was its slightly shorter duration.

The Fund also used interest rate swaps to manage its exposure to U.S. interest rates. Looking at global fixed-income markets during the period, we generally had long exposure to securities issued in Australia, South Korea, Mexico, Norway, New Zealand, Turkey and Brazil. We generally held short exposure to securities issued in South Africa, the United Kingdom, Poland and Switzerland. Combined, these positions contributed neutrally to the Fund’s performance during the reporting period.

We also employed a currency overlay strategy, which involved taking both long (owning the actual security) and short (the Fund does not own the security, but has sold short through the delivery of a borrowed security) positions to manage the Fund’s currency exposure risk. The strategy detracted from performance, as several times throughout the period we were stopped out of our positions. When we re-entered we were not able to fully re-coup all the losses. Throughout the period we typically had long currency positions in Turkey, Brazil, Mexico, Poland, New Zealand, South Africa and Australia, which we exited by the end of the reporting period. Generally, we were short the Euro, British pound and Japanese yen.

Nuveen High Yield Bond Fund

Throughout the reporting period, we sought to maximize total return by investing in a diversified portfolio of high yield corporate debt securities. We continued to employ a disciplined, analytical, bottom-up approach with deep specialization that looked at issuer fundamentals and relative value. The Fund focused on BB/B rated credits, seeking securities with improving fundamentals and relatively strong cash flows that appeared under-priced compared to industry peers.

Sector selection continues to play an important role in navigating the high yield market, particularly during periods of high market volatility. The high yield market as a whole performed extremely well over the reporting period, as investors looked to invest in higher-yielding, lower quality sectors.

Our sector selection versus the Citigroup High Yield BB/B index impacted the Fund’s performance. In particular, our overweights in autos, media, metals & mining, secondary oil & gas, publishing and retail were positive contributors to performance. However, our underweights in the chemicals, banks/finance, gaming, homebuilders and transportation sectors negatively impacted relative performance, as these high-beta sectors performed very well.

It is also important to note that the Fund is limited in the amount of CCC-rated issues it can buy. Therefore, in many cases, it could not fully participate in the CCC-rated sectors that showed strong performance over the reporting period. As a result, the Fund underperformed its Lipper group. While our smaller CCC-rated allocation may detract

4	Nuveen Investments

*	Since inception returns for the Funds and the Lipper Indexes are as of 12/20/04. Since inception returns for the Citigroup Indexes are as of 12/31/04.

1	The Lipper Short Investment Grade Debt Funds Index represents the average total return for the 30 largest funds in the Lipper Short Investment Grade Debt Funds Category. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.

2	The Citigroup 1-3 Year Treasury Index is an index comprised of U.S. Treasury Notes and Bonds with maturities of one year or greater, but less than three years (minimum amount outstanding is $1 billion per issue). The index returns assume the reinvestment of dividends and do not reflect any sales charges. An index is not available for direct investment.

3	The Lipper Intermediate Investment Grade Debt Funds Index represents the average total return for the 30 largest funds in the Lipper Intermediate Investment Grade Debt Funds Category. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.

4	The Citigroup Broad Investment Grade Bond Index is an unmanaged index generally considered representative of the U.S. investment grade bond market. The index returns assume the reinvestment of dividends and do not reflect any sales charges. An index is not available for direct investment.

5	The Lipper High Current Yield Funds Index represents the average total return for the 30 largest funds in the Lipper High Current Yield Funds Category. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper index.

6	The Citigroup High Yield BB/B Index is a market capitalization-weighted index that comprises all high-yield issues rated BB or B by Standard & Poor’s for which Citigroup calculates a monthly return. The index returns assume the reinvestment of dividends and do not reflect any sales charges. An index is not available for direct investment.

from performance during strong rallies in the high yield market, we beleve we benefit from our lower allocation when the market sells off.

Class A Shares – Average Annual Total Returns as of 3/31/10

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception*
Nuveen Short Duration Bond Fund
A Shares at NAV	2.06%	8.20%	4.59%	4.25%
A Shares at Offer	0.04%	6.02%	4.17%	3.85%
Lipper Short Investment Grade Debt Funds Index[1]	3.11%	10.70%	3.57%	3.36%
Citigroup 1-3 Year Treasury Index[2]	0.70%	1.34%	4.19%	3.94%
Nuveen Multi-Strategy Core Bond Fund
A Shares at NAV	2.93%	13.84%	5.97%	5.49%
A Shares at Offer	-0.95%	9.55%	5.16%	4.73%
Lipper Intermediate Investment Grade Debt Funds Index[3]	4.35%	16.91%	4.87%	4.53%
Citigroup Broad investment Grade Bond Index[4]	1.56%	6.44%	5.65%	5.28%
Nuveen High Yield Bond Fund
A Shares at NAV	9.63%	42.25%	5.63%	5.01%
A Shares at Offer	4.39%	35.50%	4.60%	4.05%
Lipper High Current Yield Funds Index[5]	10.76%	51.20%	5.52%	5.01%
Citigroup High Yield BB/B Index[6]	8.30%	37.44%	5.14%	4.64%

Six-month returns are cumulative; all other returns are annualized.

Returns quoted represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. The Class A Share maximum sales charge is 2.00% for the Short Duration Fund, 3.75% for the Multi-Strategy Core Bond Fund and 4.75% for the High Yield Fund. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Returns may reflect a contractual agreement between certain Funds and the investment adviser to waive certain fees and expenses; see Notes to Financial Statements, Footnote 7 — Management Fees and Other Transactions with Affiliates for more information. In addition, returns may reflect a voluntary expense limitation by the Funds’ investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

Nuveen Investments	5

Fund Spotlight as of 3/31/10 Nuveen Short Duration Bond Fund

Quick Facts
	A Shares	C Shares	R3 Shares	I Shares
Fund Symbol	NSDAX	NSCDX	NSDTX	NSDRX
NAV	$19.74	$19.77	$19.72	$19.70
Latest Monthly Dividend[1]	$0.0690	$0.0570	$0.0650	$0.0730
Inception Date	12/20/04	12/20/04	8/04/08	12/20/04

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and I Share returns are actual. The returns for Class R3 Shares are actual for the period since class inception on 8/04/08; returns prior to class inception are Class I Share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 2.00% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are available to only certain retirement plan clients of financial intermediaries. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 3/31/10

A Shares	NAV	Offer
1-Year	8.20%	6.02%
5-Year	4.59%	4.17%
Since Inception	4.25%	3.85%

C Shares	NAV
1-Year	7.45%
5-Year	3.82%
Since Inception	3.49%

R3 Shares	NAV
1-Year	7.88%
5-Year	4.31%
Since Inception	3.98%

I Shares	NAV
1-Year	8.36%
5-Year	4.81%
Since Inception	4.48%
Yields

A Shares	NAV	Offer
Dividend Yield[4]	4.19%	4.11%
30-Day Yield[4]	2.09%	—
SEC 30-Day Yield[5]	—	2.04%

C Shares	NAV
Dividend Yield[4]	3.46%
SEC 30-Day Yield[4]	1.34%

R3 Shares	NAV
Dividend Yield[4]	3.96%
SEC 30-Day Yield[4]	1.83%

I Shares	NAV
Dividend Yield[4]	4.45%
SEC 30-Day Yield[4]	2.33%

Portfolio Credit Quality2

Portfolio Allocation3

Net Assets ($000)	$177,798

Expense Ratios
Share Class	Gross Expense Ratios	Net Expense Ratios
Class A	1.14%	0.85%
Class C	1.88%	1.60%
Class R3	1.38%	1.10%
Class I	0.86%	0.60%

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse certain expenses through January 31, 2011. The expense ratios are those shown in the most recent Fund prospectus.

1	Paid April 1, 2010. This is the latest monthly dividend declared during the period ended March 31, 2010.

2	As a percentage of total investments (excluding structured notes, short-term investments and investments in derivatives) as of March 31, 2010. The ratings disclosed are using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade. Holdings are subject to change.

3	As a percentage of total investments (excluding investments in derivatives) as of March 31, 2010. Holdings are subject to change.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

6	Nuveen Investments

Fund Spotlight as of 3/31/10 Nuveen Short Duration Bond Fund

Corporate Debt: Industries[1]
Oil, Gas & Consumable Fuels	11.1%
Commercial Banks	10.3%
Diversified Telecommunication Services	9.5%
Media	7.7%
Metals & Mining	5.2%
Diversified Financial Services	5.0%
Capital Markets	4.1%
Insurance	3.6%
Wireless Telecommunication Services	3.2%
Electric Utilities	3.1%
Commercial Services & Supplies	2.9%
Chemicals	2.7%
Energy Equipment & Services	2.7%
Machinery	2.3%
Food & Staples Retailing	2.2%
Household Products	2.2%
Electronic Equipment & Instruments	2.1%
Aerospace & Defense	1.7%
Tobacco	1.6%
Other	16.8%

1	As a percentage of total corporate debt holdings as of March 31, 2010. Corporate debt holdings include corporate bonds (high-yield investment grade rated), senior loans, convertible bonds, and any other debt instruments issued by a corporation (or that references a corporation) held by the Fund at the end of the reporting period. The percentage of “Other” corporate debt represents the total of all corporate debt industries that recalculated to less than 1.5% of total corporate debt holdings. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% return before expenses)
	A Shares	C Shares	R3 Shares	I Shares	A Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (3/31/10)	$1,020.60	$1,017.40	$1,018.90	$1,020.90	$1,021.39	$1,017.65	$1,020.14	$1,022.59
Expenses Incurred During Period	$3.58	$7.34	$4.83	$2.37	$3.58	$7.34	$4.84	$2.37

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .71%, 1.46%, .96% and .47% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Nuveen Investments	7

Fund Spotlight as of 3/31/10 Nuveen Multi-Strategy Core Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R3 Shares	I Shares
Fund Symbol	NCBAX	NBCBX	NCBCX	NMSTX	NCBRX
NAV	$20.47	$20.58	$20.52	$20.48	$20.45
Latest Monthly Dividend[1]	$0.0900	$0.0780	$0.0775	$0.0860	$0.0945
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0191	$0.0191	$0.0191	$0.0191	$0.0191
Inception Date	12/20/04	12/20/04	12/20/04	8/04/08	12/20/04

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, B, C and I Share returns are actual. The returns for Class R3 Shares are actual for the period since class inception on 8/04/08; returns prior to class inception are Class I Share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 3.75% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are available to only certain retirement plan clients of financial intermediaries. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 3/31/10
A Shares	NAV	Offer
1-Year	13.84%	9.55%
5-Year	5.97%	5.16%
Since Inception	5.49%	4.73%
B Shares	w/o CDSC	w/CDSC
1-Year	12.22%	8.22%
5-Year	5.27%	5.11%
Since Inception	4.80%	4.64%
C Shares	NAV
1-Year	13.17%
5-Year	5.21%
Since Inception	4.74%
R3 Shares	NAV
1-Year	13.69%
5-Year	5.72%
Since Inception	5.25%
I Shares	NAV
1-Year	14.08%
5-Year	6.22%
Since Inception	5.74%
Yields
A Shares	NAV	Offer
Dividend Yield[5]	5.28%	5.08%
30-Day Yield[5]	3.49%	—
SEC 30-Day Yield[6]	—	3.36%
B Shares	NAV
Dividend Yield[5]	4.55%
SEC 30-Day Yield[5]	2.74%
C Shares	NAV
Dividend Yield[5]	4.53%
SEC 30-Day Yield[5]	2.74%
R3 Shares	NAV
Dividend Yield[5]	5.04%
SEC 30-Day Yield[5]	3.24%
I Shares	NAV
Dividend Yield[5]	5.55%
SEC 30-Day Yield[5]	3.70%

Portfolio Credit Quality3

Portfolio Allocation4

Net Assets ($000)	$71,169

Expense Ratios
Share Class	Gross Expense Ratios	Net Expense Ratios
Class A	1.38%	0.95%
Class B	2.12%	1.70%
Class C	2.16%	1.70%
Class R3	1.61%	1.20%
Class I	1.06%	0.70%

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse certain expenses through January 31, 2011. The expense ratios are those shown in the most recent Fund prospectus.

*	Rounds to less than 0.1%.

1	Paid April 1, 2010. This is the latest monthly dividend declared during the period ended March 31, 2010.

2	Paid December 16, 2009. Capital gains are subject to federal taxation.

3	As a percentage of total investments (excluding structured notes, short-term investments and investments in derivatives) as of March 31, 2010. The ratings disclosed are using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade. Holdings are subject to change.

4	As a percentage of total investments (excluding investments in derivatives) as of March 31, 2010. Holdings are subject to change.

5	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

6	The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

8	Nuveen Investments

Fund Spotlight as of 3/31/10 Nuveen Multi-Strategy Core Bond Fund

Corporate Debt: Industries[1]
Oil, Gas & Consumable Fuels	14.9%
Diversified Telecommunication Services	9.8%
Media	9.7%
Capital Markets	5.8%
Diversified Financial Services	5.4%
Commercial Banks	5.2%
Energy Equipment & Services	4.2%
Electric Utilities	3.8%
Chemicals	3.1%
Industrial Conglomerates	3.0%
Wireless Telecommunication Services	2.8%
Metals & Mining	2.8%
Food & Staples Retailing	2.4%
Specialty Retail	2.4%
Commercial Services & Supplies	2.0%
Multi-Line Retail	1.8%
Hotels, Restaurants & Leisure	1.7%
Aerospace & Defense	1.6%
Electronic Equipment & Instruments	1.5%
Consumer Finance	1.5%
Other	14.6%

1	As a percentage of total corporate debt holdings as of March 31, 2010. Corporate debt holdings include corporate bonds (high-yield investment grade rated), senior loans, convertible bonds, and any other debt instruments issued by a corporation (or that references a corporation) held by the Fund at the end of the reporting period. The percentage of “Other” corporate debt represents the total of all corporate debt industries that recalculated to less than 1.5% of total corporate debt holdings. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance					Hypothetical Performance (5% return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (3/31/10)	$1,029.30	$1,026.10	$1,027.00	$1,029.10	$1,030.10	$1,020.84	$1,017.20	$1,017.15	$1,019.70	$1,022.14
Expenses Incurred During Period	$4.15	$7.83	$7.88	$5.31	$2.83	$4.13	$7.80	$7.85	$5.29	$2.82

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .82%, 1.55%, 1.56%, 1.05% and .56% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Nuveen Investments	9

Fund Spotlight as of 3/31/10 Nuveen High Yield Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R3 Shares	I Shares
Fund Symbol	NHYAX	NHBYX	NHYCX	NHYTX	NHYRX
NAV	$16.98	$16.97	$16.94	$16.97	$16.97
Latest Monthly Dividend[1]	$0.1165	$0.1060	$0.1060	$0.1130	$0.1200
Inception Date	12/20/04	12/20/04	12/20/04	8/04/08	12/20/04

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, B, C and I Share returns are actual. The returns for Class R3 Shares are actual for the period since class inception on 8/04/08; returns prior to class inception are Class I Share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.75% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are available to only certain retirement plan clients of financial intermediaries. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 3/31/10
A Shares	NAV	Offer
1-Year	42.25%	35.50%
5-Year	5.63%	4.60%
Since Inception	5.01%	4.05%
B Shares	w/o CDSC	w/CDSC
1-Year	41.27%	37.27%
5-Year	4.82%	4.68%
Since Inception	4.21%	4.07%
C Shares	NAV
1-Year	41.26%
5-Year	4.79%
Since Inception	4.18%
R3 Shares	NAV
1-Year	41.94%
5-Year	5.35%
Since Inception	4.74%
I Shares	NAV
1-Year	42.61%
5-Year	5.88%
Since Inception	5.27%
Yields
A Shares	NAV	Offer
Dividend Yield[4]	8.23%	7.84%
30-Day Yield[4]	7.94%	—
SEC 30-Day Yield[5]	—	7.55%
B Shares	NAV
Dividend Yield[4]	7.50%
SEC 30-Day Yield[4]	7.17%
C Shares	NAV
Dividend Yield[4]	7.51%
SEC 30-Day Yield[4]	7.18%
R3 Shares	NAV
Dividend Yield[4]	7.99%
SEC 30-Day Yield[4]	7.68%
I Shares	NAV
Dividend Yield[4]	8.49%
SEC 30-Day Yield[4]	8.19%

Portfolio Credit Quality2

Portfolio Allocation3

Net Assets ($000)	$136,977

Expense Ratios
Share Class	Gross Expense Ratios	Net Expense Ratios
Class A	1.23%	1.20%
Class B	1.95%	1.95%
Class C	1.97%	1.95%
Class R3	1.46%	1.45%
Class I	0.97%	0.95%

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses. The Net Expense Ratios reflect a contractual commitment by the Fund’s investment adviser to waive fees and reimburse certain expenses through January 31, 2011. The expense ratios are those shown in the most recent Fund prospectus.

1	Paid April 1, 2010. This is the latest monthly dividend declared during the period ended March 31, 2010.

2	As a percentage of total investments (excluding short-term investments and investments in derivatives) as of March 31, 2010. The ratings disclosed are using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade. Holdings are subject to change.

3	As a percentage of total investments (excluding investments in derivatives) as of March 31, 2010. Holdings are subject to change.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

5	The SEC 30-Day Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

10	Nuveen Investments

Fund Spotlight as of 3/31/10 Nuveen High Yield Bond Fund

Corporate Debt: Industries[1]
Media	12.4%
Oil, Gas & Consumable Fuels	12.2%
Diversified Telecommunication Services	11.5%
Metals & Mining	8.5%
Wireless Telecommunication Services	5.6%
Commercial Services & Supplies	5.2%
Auto Components	5.0%
Machinery	4.5%
Energy Equipment & Services	3.9%
Containers & Packaging	3.9%
Hotels, Restaurants & Leisure	2.9%
Electronic Equipment & Instruments	2.2%
Chemicals	2.1%
Aerospace & Defense	2.1%
IT Services	1.9%
Multi-Utilities	1.8%
Specialty Retail	1.8%
Household Products	1.7%
Trading Companies & Distributors	1.7%
Semiconductors & Equipment	1.6%
Other	7.5%

1	As a percentage of total corporate debt holdings as of March 31, 2010. Corporate debt holdings include corporate bonds (high-yield investment grade rated), senior loans, convertible bonds and any other debt instruments issued by a corporation (or that references a corporation) held by the Fund at the end of the reporting period. The percentage of “Other” corporate debt represents the total of all corporate debt industries that recalculated to less than 1.5% of total corporate debt holdings. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

						Hypothetical Performance
	Actual Performance					(5% return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (10/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (3/31/10)	$1,096.30	$1,093.10	$1,092.50	$1,095.70	$1,098.40	$1,020.00	$1,016.26	$1,016.26	$1,018.75	$1,021.44
Expenses Incurred During Period	$5.17	$9.08	$9.08	$6.48	$3.66	$4.99	$8.75	$8.75	$6.24	$3.53

For each Class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .99%, 1.74%, 1.74%, 1.24% and .70% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

March 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 26.7%

	Aerospace & Defense – 0.5%

$120	BAE Systems Holdings	6.400%	12/15/11	BBB+	$128,442

100	Boeing Capital Corporation	6.500%	2/15/12	A	109,293

235	Global Aviation Holdings, 144A	14.000%	8/15/13	BB–	239,994

325	Northrop Grumman Corporation	3.700%	8/01/14	BBB	332,886
780	Total Aerospace & Defense				810,615
	Auto Components – 0.3%

270	Affinia Group Inc.	9.000%	11/30/14	B3	270,000

210	ArvinMeritor Inc.	10.625%	3/15/18	Caa2	218,400
480	Total Auto Components				488,400
	Beverages – 0.4%

225	Anheuser Busch InBev, 144A	5.375%	11/15/14	BBB+	243,949

125	Diageo Finance BV	3.875%	4/01/11	A–	128,500

240	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	257,154
590	Total Beverages				629,603
	Capital Markets – 1.1%

200	Bank of New York Mellon	4.300%	5/15/14	Aa2	210,737

325	Goldman Sachs Group, Inc.	6.600%	1/15/12	A1	352,790

585	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	628,218

150	Morgan Stanley	5.250%	11/02/12	A	159,984

575	Morgan Stanley	6.000%	5/13/14	A	621,645
1,835	Total Capital Markets				1,973,374
	Chemicals – 0.7%

365	Airgas, Inc.	4.500%	9/15/14	BBB	377,078

250	E.I. Du Pont de Nemours and Company	4.750%	11/15/12	A	268,825

110	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	110,791

160	IMC Global Inc.	7.300%	1/15/28	Baa2	171,770

375	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	379,919
1,260	Total Chemicals				1,308,383
	Commercial Banks – 2.8%

350	BB&T Corporation	5.700%	4/30/14	A1	380,678

225	Citigroup Inc.	6.000%	2/21/12	A	238,742

400	Citigroup Inc.	5.850%	7/02/13	A	420,662

325	Citigroup Inc.	6.500%	8/19/13	A	350,620

225	Credit Suisse First Boston, Note	6.125%	11/15/11	Aa1	241,811

260	Fifth Third Bancorp.	6.250%	5/01/13	Baa1	279,811

300	Household Finance Corporation	6.375%	11/27/12	A3	328,761

335	KeyCorp.	6.500%	5/14/13	BBB+	358,001

350	M&I Marshall & Ilsley Bank	4.850%	6/16/15	Baa1	311,592

200	PNC Funding Corporation	5.400%	6/10/14	A	214,987

500	Regions Financial Corporation of the Bank of America	7.000%	3/01/11	BB+	503,874

230	US Bancorp	4.200%	5/15/14	Aa3	241,542

675	Wells Fargo & Company	5.250%	10/23/12	AA–	727,653

275	Wells Fargo & Company	4.950%	10/16/13	A+	290,755
4,650	Total Commercial Banks				4,889,489

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 0.8%

$60	Allied Waste North America	6.500%	11/15/10	BBB	$62,011

230	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	282,272

310	GATX Corporation	4.750%	10/01/12	BBB+	323,769

310	Geokinetics Holdings Inc., 144A	9.750%	12/15/14	B	292,175

300	Rental Service Corporation	9.500%	12/01/14	B–	298,500

125	Waste Management Inc.	7.375%	8/01/10	BBB	127,604
1,335	Total Commercial Services & Supplies				1,386,331
	Communications Equipment – 0.2%

125	Cisco Systems, Inc.	5.250%	2/22/11	A+	130,117

230	Paetec Holding Corporation, 144A	8.875%	6/30/17	B1	237,475
355	Total Communications Equipment				367,592
	Computers & Peripherals – 0.2%

170	Dell Inc.	3.375%	6/15/12	A2	176,759

100	Hewlett Packard Company	6.500%	7/01/12	A	110,715

125	International Business Machines Corporation (IBM)	4.950%	3/22/11	A+	129,992
395	Total Computers & Peripherals				417,466
	Consumer Finance – 0.3%

275	American Express Credit Corporation	7.300%	8/20/13	A2	308,897

300	Provident Funding Associates, 144A, (WI/DD)	10.250%	4/15/17	Ba3	303,750
575	Total Consumer Finance				612,647
	Containers & Packaging – 0.1%

135	Rock-Tenn Company	5.625%	3/15/13	BBB–	139,388

60	Tekni-Plex Inc.	10.875%	8/15/12	N/R	56,400
195	Total Containers & Packaging				195,788
	Diversified Financial Services – 1.3%

153	Bank One Corporation	7.875%	8/01/10	A1	156,658

225	Capital One Financial Corporation	7.375%	5/23/14	Baa1	257,347

700	General Electric Capital Corporation	5.250%	10/19/12	AA+	751,927

850	JP Morgan Chase & Company	5.750%	1/02/13	A1	923,068

250	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	275,125
2,178	Total Diversified Financial Services				2,364,125
	Diversified Telecommunication Services – 2.5%

210	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	216,825

195	Cincinnati Bell Inc.	8.375%	1/15/14	B2	201,581

455	Cincinnati Bell Inc.	8.750%	3/15/18	B2	461,256

575	Citizens Communications Company	9.000%	8/15/31	BB	563,500

312	Cox Communications, Inc.	5.500%	10/01/15	Baa2	336,661

250	France Telecom	7.750%	3/01/11	A–	265,480

250	Paetec Holding Corporation	8.875%	6/30/17	B1	258,125

790	Qwest Communications International Inc., 144A	7.125%	4/01/18	Ba3	819,625

310	Telecom Italia Capital	5.250%	10/01/15	BBB	317,783

200	Telefonica Emisiones SAU	4.949%	1/15/15	A–	211,414

150	Verizon Communications	5.875%	1/17/12	A	159,843

400	Verizon Global Funding Company	4.900%	9/15/15	A	429,879

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

March 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$270	Windstream Corporation, 144A	7.875%	11/01/17	Ba3	$267,300
4,367	Total Diversified Telecommunication Services				4,509,272
	Electric Utilities – 0.8%

325	American Electric Power	5.250%	6/01/15	BBB	347,869

198	Dominion Resources Inc.	5.700%	9/17/12	A–	214,672

455	Edison Mission Energy	7.625%	5/15/27	B	293,475

200	Exelon Generation Company LLC	5.350%	1/15/14	A3	213,441

4	FirstEnergy Corporation	6.450%	11/15/11	Baa3	4,244

400	Niagara Mohawk Power Company, 144A	3.553%	10/01/14	A–	401,945
1,582	Total Electric Utilities				1,475,646
	Electrical Equipment – 0.1%

125	Emerson Electric Company	7.125%	8/15/10	A	128,106
	Electronic Equipment & Instruments – 0.6%

365	Agilent Technologies Inc.	5.500%	9/14/15	BBB–	391,726

225	Hewlett Packard Company	4.750%	6/02/14	A	243,147

350	ViaSystems Inc., 144A	12.000%	1/15/15	B+	380,625
940	Total Electronic Equipment & Instruments				1,015,498
	Energy Equipment & Services – 0.7%

310	Crosstex Energy Finance, 144A	8.875%	2/15/18	B+	321,238

150	Halliburton Company	5.500%	10/15/10	A	154,149

275	Kinder Morgan Energy Partners, L.P.	5.850%	9/15/12	BBB	298,944

70	Parker Drilling Company, 144A	9.125%	4/01/18	B+	72,013

225	Rockies Express Pipeline Company, 144A	6.250%	7/15/13	BBB	245,001

185	Trico Shipping AS, 144A	11.875%	11/01/14	B1	177,600
1,215	Total Energy Equipment & Services				1,268,945
	Food & Staples Retailing – 0.6%

250	CVS Caremark Corporation	5.750%	8/15/11	BBB+	264,375

325	Kroger Co	3.900%	10/01/15	BBB	329,390

175	Safeway Inc.	4.950%	8/16/10	BBB	177,801

250	Safeway Inc.	6.250%	3/15/14	BBB	278,131
1,000	Total Food & Staples Retailing				1,049,697
	Food Products – 0.3%

250	General Mills, Inc.	6.000%	2/15/12	BBB+	272,130

175	Kraft Foods Inc.	5.625%	11/01/11	Baa2	185,938
425	Total Food Products				458,068
	Health Care Providers & Services – 0.1%

105	AMR-EmCare Holding Company Inc.	10.000%	2/15/15	Ba2	110,841

50	HCA Inc.	8.750%	9/01/10	B–	51,250
155	Total Health Care Providers & Services				162,091
	Hotels, Restaurants & Leisure – 0.3%

180	Dave & Busters Inc.	11.250%	3/15/14	B–	189,900

200	Harrah's Operating Company, Inc.	11.250%	6/01/17	B–	216,500

175	Tricon Golbal Restaurants Incorporated	8.875%	4/15/11	BBB–	187,732
555	Total Hotels, Restaurants & Leisure				594,132

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Products – 0.6%

$350	Clorox Company	3.550%	11/01/15	BBB+	$355,154

310	Norcraft Companies Finance, 144A	10.500%	12/15/15	B2	328,600

350	Procter and Gamble Company	3.150%	9/01/15	AA–	355,871
1,010	Total Household Products				1,039,625
	Independent Power Producers & Energy Traders – 0.1%

285	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	216,600
	Industrial Conglomerates – 0.4%

125	Textron Financial Corporation	5.125%	2/03/11	Baa3	127,352

365	Timken Company	6.000%	9/15/14	BBB–	388,545

155	Tyco International Group	6.000%	11/15/13	BBB+	171,434
645	Total Industrial Conglomerates				687,331
	Insurance – 1.0%

225	Allstate Life Global Funding	5.375%	4/30/13	AA–	245,278

250	Berkshire Hathaway Inc.	5.000%	8/15/13	AA+	273,232

400	Genworth Life Institution Funding	5.875%	5/03/13	A	408,488

275	Met Life Global Funding I	5.125%	4/10/13	AA–	295,446

475	Prudential Financial Inc.	5.100%	9/20/14	A	502,209
1,625	Total Insurance				1,724,653
	IT Services – 0.2%

215	First Data Corporation	9.875%	9/24/15	B–	186,513

230	Fiserv Inc.	6.125%	11/20/12	Baa2	250,475
445	Total IT Services				436,988
	Machinery – 0.6%

250	Caterpillar Financial Services Corporation	6.200%	9/30/13	A	282,567

250	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	228,750

125	John Deere Capital Corporation	5.650%	7/25/11	A	132,525

200	John Deere Capital Corporation	5.250%	10/01/12	A	217,266

200	Toys R Us Property Company Inc., 144A	10.750%	7/15/17	B+	224,000
1,025	Total Machinery				1,085,108
	Media – 2.1%

300	AOL Time Warner	6.875%	5/01/12	BBB	330,148

480	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC–	378,000

20	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	20,875

110	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	115,500

150	Comcast Corporation	5.450%	11/15/10	BBB+	153,842

350	Comcast Corporation	5.850%	11/15/15	BBB+	383,975

150	Cox Communications, Inc.	7.750%	11/01/10	Baa2	155,645

455	McClatchy Company, 144A	11.500%	2/15/17	B1	466,944

185	Nielsen Finance LLC Co	11.625%	2/01/14	B–	209,975

40	Sinclair Broadcast Group	8.000%	3/15/12	CCC+	39,800

420	Sinclair Television Group, 144A	9.250%	11/01/17	B2	444,150

150	Time Warner Cable Inc.	5.400%	7/02/12	BBB	161,111

105	Time Warner Cable Inc.	6.200%	7/01/13	BBB	115,952

250	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	243,750

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

March 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$220	Valassis Communications Inc.	8.250%	3/01/15	B–	$227,150

125	Walt Disney Company	5.700%	7/15/11	A	132,544

75	WMG Acquisition Group	9.500%	6/15/16	BB	80,531
3,585	Total Media				3,659,892
	Metals & Mining – 1.4%

500	AK Steel Corporation	7.750%	6/15/12	BB–	505,000

150	ArcelorMittal	5.375%	6/01/13	BBB	159,778

200	BHP Billiton Finance Limited	5.500%	4/01/14	A+	220,270

230	Consol Energy Inc., 144A, (WI/DD)	8.000%	4/01/17	BB	237,475

230	Consol Energy Inc., 144A, (WI/DD)	8.250%	4/01/20	BB	237,475

240	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	243,600

550	Freeport McMoran Copper & Gold, Inc.	3.881%	4/01/15	BBB–	556,188

140	Steel Dynamics, Inc., 144A	7.625%	3/15/20	BB+	144,200

160	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	167,200
2,400	Total Metals & Mining				2,471,186
	Multi-Line Retail – 0.4%

150	Costco Wholesale Corporation	5.300%	3/15/12	A+	161,210

200	Home Depot, Inc.	5.400%	3/01/16	BBB+	216,394

250	Target Corporation	5.875%	3/01/12	A+	271,234
600	Total Multi-Line Retail				648,838
	Multi-Utilities – 0.2%

450	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC	441,000
	Oil, Gas & Consumable Fuels – 3.0%

125	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	143,831

100	Apache Corporation	6.250%	4/15/12	A–	109,244

210	BP Capital Markets PLC	3.625%	5/08/14	Aa1	218,047

405	Cenovus Energy Inc., 144A	4.500%	9/15/14	BBB+	422,960

100	Chevron Corporation	3.950%	3/03/14	Aa1	104,529

200	Conoco Funding Co, Notes	6.350%	10/15/11	A1	215,822

153	Energy XXI Gulf Coast Inc., 144A	16.000%	6/15/14	B+	176,995

240	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	253,300

265	Linn Energy LLC Finance Corporation, 144A, (WI/DD)	8.625%	4/15/20	Ba3	265,994

300	Massey Energy Company, Global Notes	6.875%	12/15/13	BB–	305,625

340	McMoran Exploration Corporation	11.875%	11/15/14	B	367,200

450	NFR Energy LLC/Finance Corporation, 144A	9.750%	2/15/17	B	451,125

150	Ocean Energy Inc.	7.250%	10/01/11	BBB+	162,403

150	Phillips Petroleum Company	8.750%	5/25/10	A1	151,765

180	Sandridge Energy Inc.	8.625%	4/01/15	B+	175,950

260	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	254,800

300	StatOilHydro ASA	2.900%	10/15/14	Aa2	300,315

225	Stone Energy Corporation	6.750%	12/15/14	CCC+	199,125

365	Tesoro Petroleum Corporation	6.250%	11/01/12	BB+	367,738

150	Valero Energy Corporation	6.875%	4/15/12	BBB	162,629

205	W&T Offshore, Inc., 144A	8.250%	6/15/14	B+	192,700

250	XTO Energy, Inc.	5.900%	8/01/12	BBB	274,694
5,123	Total Oil, Gas & Consumable Fuels				5,276,791

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Paper & Forest Products – 0.1%

$210	Buckeye Technologies Inc.	8.500%	10/01/13	BB	$215,775
	Pharmaceuticals – 0.1%

125	American Home Products Corporation, Wyeth	6.950%	3/15/11	AA	132,611
	Real Estate – 0.1%

205	Potlatch Corporation, 144A	7.500%	11/01/19	Ba1	210,638
	Software – 0.1%

125	Oracle Corporation	5.000%	1/15/11	A	129,298
	Specialty Retail – 0.3%

140	Michael's Stores	11.375%	11/01/16	CCC	151,900

435	TJX Companies, Inc.	4.200%	8/15/15	A	460,652
575	Total Specialty Retail				612,552
	Tobacco – 0.4%

225	Altria Group Inc.	8.500%	11/10/13	Baa1	263,207

75	Reynolds American Inc.	6.500%	7/15/10	BBB	75,887

400	Reynolds American Inc.	7.250%	6/01/13	BBB	445,098
700	Total Tobacco				784,192
	Trading Companies & Distributors – 0.0%

50	GATX Financial Corporation	5.125%	4/15/10	BBB+	50,041
	Wireless Telecommunication Services – 0.9%

250	AT&T/Cingular Wireless Services	8.125%	5/01/12	A	282,254

160	Cricket Communications Inc.	10.000%	7/15/15	B–	167,200

125	IntelSat Jackson Holding, 144A	8.500%	11/01/19	B+	131,875

215	MetroPCS Wireless Inc.	9.250%	11/01/14	B	220,913

490	Sprint Capital Corporation	6.900%	5/01/19	BB–	450,800

125	Vodafone Group PLC	5.500%	6/15/11	A–	131,111

150	Vodafone Group PLC	5.000%	12/16/13	A–	162,026
1,515	Total Wireless Telecommunication Services				1,546,179
$45,690	Total Corporate Bonds (cost $45,611,974)				47,474,566

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 50.7%

	U.S. Treasury Bonds/Notes – 50.7%

$300	United States of America Treasury Bonds/Notes	8.000%	11/15/21	AAA	$408,844

650	United States of America Treasury Bonds/Notes	5.250%	2/15/29	AAA	707,485

200	United States of America Treasury Bonds/Notes	6.125%	8/15/29	AAA	240,875

100	United States of America Treasury Bonds/Notes	5.375%	2/15/31	AAA	110,656

5,250	United States of America Treasury Bonds/Notes	5.125%	6/30/11	AAA	5,550,235

500	United States of America Treasury Bonds/Notes	4.875%	7/31/11	AAA	528,458

3,700	United States of America Treasury Bonds/Notes	4.625%	8/31/11	AAA	3,907,115

5,250	United States of America Treasury Bonds/Notes	4.500%	9/30/11	AAA	5,546,546

1,700	United States of America Treasury Bonds/Notes (4)	4.500%	11/30/11	AAA	1,804,392

13,800	United States of America Treasury Bonds/Notes	1.125%	12/15/11	AAA	13,865,769

18,800	United States of America Treasury Bonds/Notes (4)	1.125%	1/15/12	AAA	18,874,914

1,400	United States of America Treasury Bonds/Notes	4.750%	1/31/12	AAA	1,498,329

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

March 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Treasury Bonds/Notes (continued)

$400	United States of America Treasury Bonds/Notes	4.875%	2/15/12	AAA	$429,406

1,000	United States of America Treasury Bonds/Notes	1.375%	2/15/12	AAA	1,008,086

6,000	United States of America Treasury Bonds/Notes	0.875%	2/29/12	AAA	5,989,456

1,300	United States of America Treasury Bonds/Notes	4.500%	3/31/12	AAA	1,390,290

1,000	United States of America Treasury Bonds/Notes	4.500%	4/30/12	AAA	1,071,563

4,000	United States of America Treasury Bonds/Notes (4)	1.375%	5/15/12	AAA	4,025,940

1,000	United States of America Treasury Bonds/Notes	1.875%	6/15/12	AAA	1,016,641

200	United States of America Treasury Bonds/Notes	4.875%	6/30/12	AAA	216,609

350	United States of America Treasury Bonds/Notes	4.625%	7/31/12	AAA	377,864

2,000	United States of America Treasury Bonds/Notes	1.750%	8/15/12	AAA	2,025,158

1,250	United States of America Treasury Bonds/Notes	4.125%	8/31/12	AAA	1,336,329

1,000	United States of America Treasury Bonds/Notes	1.375%	9/15/12	AAA	1,002,501

4,000	United States of America Treasury Bonds/Notes	1.125%	12/15/12	AAA	3,966,564

8,000	United States of America Treasury Bonds/Notes	2.750%	2/28/13	AAA	8,281,878

500	United States of America Treasury Bonds/Notes	2.625%	12/31/14	AAA	503,751

100	United States of America Treasury Bonds/Notes	3.500%	2/15/18	AAA	100,336

1,000	United States of America Treasury Bonds/Notes	3.625%	2/15/20	AAA	983,282

55	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/14	AAA	50,195

3,500	United States of America Treasury Securities, STRIPS (P/O)	0.000%	2/15/12	AAA	3,438,218
$88,305	Total U.S. Government and Agency Obligations (cost $90,011,704)				90,257,685

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED SECURITIES – 14.6%

	Autos – 8.4%

$700	Bank of America Auto Trust, Series 2009-2A, 144A	2.130%	9/15/13	AAA	$710,774

950	Bank of America Auto Trust, Series 2010-1A	1.390%	3/15/14	AAA	951,506

700	Bank of America Auto Trust	2.670%	7/15/13	AAA	715,367

225	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	231,634

58	Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	58,726

1,000	CarMax Auto Owner Trust Series 2009	1.740%	4/15/14	AAA	1,005,180

217	Daimler Chrysler Auto Trust 2008-A A3	3.700%	6/08/12	AAA	220,643

158	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AA	166,745

700	Ford Credit Auto Owner Trust 2006B-C	5.680%	6/15/12	AAA	727,456

271	Ford Credit Auto Owner Trust, 2008A-3A	3.960%	4/15/12	AAA	275,797

1,000	Ford Credit Auto Owners Trust 2009E	2.420%	11/15/14	AAA	1,010,913

1,480	Ford Credit Floorplan Master Owner Trust Series 2010-3	4.200%	2/15/17	AAA	1,485,625

60	Harley-Davidson Motorcycle Trust, Series 2007-2A3	5.100%	5/15/12	AAA	60,085

29	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	29,729

700	Hyundai Auto Receivables Trust 2009A	2.300%	8/15/13	AAA	710,464

381	Nissan Auto Receivables Owner Trust 2008-B A3	4.460%	4/16/12	AAA	388,433

400	Nissan Auto Receivables Owners Trust 2008-C	5.930%	7/16/12	AAA	413,893

2,535	Nissan Auto Receivables Owners Trust, Series 2009-1	5.000%	9/15/14	AAA	2,640,002

184	Nissan Auto Receveivables Owners Trust 2008-A3	3.890%	8/15/11	AAA	185,553

18	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Autos (continued)

$160		USAA Auto Owner Trust 2007-2	5.070%	6/15/13	AAA	$166,496

93		USAA Auto Owners Trust 2006-2	5.370%	2/15/12	AAA	92,797

1,000		USAA Auto Owners Trust 2010-1	2.140%	9/15/15	AAA	1,000,634

1,008		Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	1,057,419

620		World Omni Auto Receeivables Trust, Series 2010A	1.340%	12/16/13	AAA	621,410
14,629		Total Autos				14,927,281
		Credit Cards – 3.3%

1,140		Chase Issuance Trust Series 2008-A9	4.260%	5/15/13	AAA	1,184,166

650		CitiBank Credit Card Issuance Trust, Serie 2006-A4	5.450%	5/10/13	AAA	682,754

270		Citibank Credit Card Issuance Trust, Series 2007	5.000%	11/08/12	AA	275,409

2,300		CitiBank Credit Card Issuance Trust, Series 2009-A5	2.250%	12/23/14	AAA	2,314,940

234		Discover Card Master Trust 2008, Class A3	5.100%	10/15/13	AAA	244,143

1,080		General Electric Master Credit Card Trust, Series 2009-3A	2.540%	9/15/14	AAA	1,094,715
5,674		Total Credit Cards				5,796,127
		Home Equity – 2.9%

1,135		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23 (3)	5.750%	9/25/33	AAA	1,127,790

930		CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	955,173

1,000		CNH Agriculture Equipment Trust, Series 2009C	1.850%	12/16/13	AAA	1,006,925

850		CNH Equipment Trust 2010-A	1.540%	7/15/14	AAA	849,734

5,165		Federal National Mortgage Interest Strip Series 366-25	5.000%	10/01/35	AAA	612,124

217		Federal National Mortgage Pool 838948	5.112%	8/01/35	AAA	225,931

—	(5)	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	CC	—

350		MBNA Credit Card Master Note Trust Series 2005-A3	4.100%	10/15/12	AAA	351,580

50		Wells Fargo Mortgage Backed Securties, 2005-AR16 Class 3A2	2.936%	10/25/35	AAA	44,959
9,697		Total Home Equity				5,174,216
$30,000		Total Asset-Backed Securities (cost $25,556,766)				25,897,624

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 4.8%

		Colombia – 2.5%

6,864,000	COP	Republic of Colombia	12.000%	10/22/15	BB+	$4,364,034
		Germany – 2.3%

$4,000		KFW Bankegruppe	4.625%	1/20/11	AAA	4,121,312
		Total Sovereign Debt (cost $8,494,902)				8,485,346

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	STRUCTURED NOTES – 0.9%

$1,750	FDIC Structured Sales Guaranteed Notes, Series 2010-L1A	0.000%	10/25/13	$1,616,965
$1,750	Total Structured Notes (cost $1,615,459)			1,616,965

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

March 31, 2010

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (7)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 0.1% (8)

	Semiconductors & Equipment – 0.1%

$140	Freescale Semiconductor Inc., Incremental Term Loan	12.500%	12/15/14	B2	$144,550
$140	Total Variable Rate Senior Loan Interests (cost $145,950)				144,550

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.0%

$7,109	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase prices $7,108,709, collateralized by $7,235,000 U.S. Treasury Notes, 2.375%, due 8/31/14, value $7,253,087	0.000%	4/01/10	$7,108,709
	Total Short-Term Investments (cost $7,108,709)			7,108,709
	Total Investments (cost $178,545,464) – 101.8%			180,985,445
	Other Assets Less Liabilities – (1.8)%			(3,187,605)
	Net Assets – 100%			$177,797,840

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2010:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Brazilian Real	3,699,000	U.S. Dollar	2,059,577	4/05/10	$(20,441)
Chilean Peso	710,352,500	U.S. Dollar	1,341,934	4/05/10	(11,764)
Chilean Peso	1,504,951,500	U.S. Dollar	2,825,139	4/09/10	(43,027)
Colombian Peso	3,701,050,000	U.S. Dollar	1,949,717	4/30/10	25,764
Colombian Peso	5,000,000,000	U.S. Dollar	2,577,984	4/30/10	(21,214)
Euro	1,400,000	U.S. Dollar	1,886,500	4/01/10	(4,411)
Euro	1,400,000	U.S. Dollar	1,883,049	6/01/10	(7,940)
Japanese Yen	204,326,100	U.S. Dollar	2,200,000	5/06/10	14,097
Mexican Peso	185,360	U.S. Dollar	15,035	4/06/10	43
New Zealand Dollar	48,700	U.S. Dollar	34,184	5/28/10	(291)
Pound Sterling	1,200,000	U.S. Dollar	1,792,800	4/08/10	(28,176)
South African Rand	38,900	U.S. Dollar	5,186	4/30/10	(132)
South African Rand	17,531,750	U.S. Dollar	2,336,570	5/11/10	(55,478)
Swedish Krona	15,954,972	U.S. Dollar	2,200,000	5/03/10	(9,770)
U.S. Dollar	2,016,683	Brazilian Real	3,699,000	4/05/10	63,335
U.S. Dollar	1,812,048	Pound Sterling	1,200,000	4/08/10	8,928
U.S. Dollar	2,961,046	Chilean Peso	1,504,951,500	4/09/10	(92,880)
U.S. Dollar	2,063,112	Mexican Peso	26,104,556	4/16/10	46,182
U.S. Dollar	290,000	South African Rand	2,199,824	4/30/10	10,730
U.S. Dollar	2,047,493	Brazilian Real	3,699,000	5/04/10	20,106
U.S. Dollar	2,352,466	South African Rand	17,531,750	5/11/10	39,582
U.S. Dollar	2,200,000	Indonesian Rupiah	20,112,400,000	7/01/10	(25,691)
					$(92,448)

Interest Rate Swaps outstanding at March 31, 2010:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Term- ination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank	25,000,000	NOK	Receive	6-Month NIBOR	4.590%	Annually	12/17/19	$(85,943)	$(85,943)
Credit Suisse	689,500,000	JPY	Pay	6-Month LIBOR-BBA	0.543	Semi-Annually	11/26/11	7,508	7,508
Credit Suisse	1,153,000,000	JPY	Receive	6-Month LIBOR-BBA	0.793	Semi-Annually	11/26/14	(49,477)	(49,477)
Credit Suisse	463,500,000	JPY	Pay	6-Month LIBOR-BBA	1.406	Semi-Annually	11/26/19	11,428	11,428

20	Nuveen Investments

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Term- ination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Deutsche Bank AG	72,000,000	ZAR	Receive	3-Month JIBAR	7.612%	Quarterly	1/07/12	$(120,221)	$(120,221)
Deutsche Bank AG	143,000,000	ZAR	Pay	3-Month JIBAR	8.560	Quarterly	1/07/15	627,724	627,724
Deutsche Bank AG	72,000,000	MXN	Pay	28-Day MXN-TIIE	8.225	28-Day	12/30/19	180,390	180,390
Deutsche Bank AG	71,000,000	ZAR	Receive	3-Month JIBAR	8.890	Quarterly	1/07/20	(413,384)	(413,384)
Deutsche Bank AG	30,000,000	MXN	Pay	28-Day MXN-TIIE	7.900	28-Day	3/12/20	11,824	11,824
Goldman Sachs	6,650,000	ZAR	Receive	3-Month JIBAR	9.950	Quarterly	10/23/18	(98,181)	(98,181)
Goldman Sachs	11,500,000	ZAR	Receive	3-Month JIBAR	8.600	Quarterly	3/11/19	(30,828)	(4,916)
JPMorgan	124,700,000	MXN	Receive	28-Day MXN-TIIE	6.000	28-Day	3/28/12	(3,331)	(3,331)
JPMorgan	3,268,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually	8/10/14	39,035	41,010
JPMorgan	4,610,000	GBP	Receive	6-Month LIBOR-BBA	3.365	Semi-Annually	1/07/15	(229,101)	(229,101)
JPMorgan	10,831,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(23,903)	(23,903)
JPMorgan	230,300,000	MXN	Pay	28-Day MXN-TIIE	7.130	28-Day	3/25/15	1,150	1,150
JPMorgan (3), (9)	16,000,000	BRL	Pay	1-Day BRAZIBOR	13.040	Annually	1/02/17	221,708	221,708
JPMorgan	25,350,000	ZAR	Receive	3-Month JIBAR	9.940	Quarterly	8/07/18	(365,050)	(158,983)
JPMorgan	105,600,000	MXN	Receive	28-Day MXN-TIIE	7.870	28-Day	3/18/20	(18,640)	(18,640)
RBC	22,500,000	AUD	Pay	3-Month AUD-BBR	5.420	Quarterly	3/30/12	29,919	29,919
RBC	7,070,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	151,396	149,496
									$76,077
*	Annualized.

Credit Default Swaps outstanding at March 31, 2010:

Counterparty	Referenced Entity	Buy/Sell Protection (11)	Current Credit Spread (10)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollar)
Bank of America	Boyd Gaming Corporation	Sell	12.40%	$600,000	5.000%	3/20/15	$(133,027)	$4,973
Barclays Bank PLC	TRW Automotive Inc.	Sell	4.58	450,000	5.000	3/20/15	8,095	(5,128)
Citibank	Masco Corporation	Buy	1.36	1,000,000	5.150	3/20/14	(139,331)	(139,331)
Credit Suisse	Harrah's Operating Company, Inc., LCDS	Sell	3.12	780,000	5.000	6/20/10	4,359	90,159
Duetsche Bank AG	Aetna Inc.	Buy	.81	1,000,000	1.150	3/20/14	(13,019)	(13,019)
Goldman Sachs	K. Hovnanian Enterprises, Inc.	Sell	10.01	460,000	5.000	6/20/14	(67,671)	5,929
JPMorgan	Mohawk Industries, Inc.	Buy	1.50	1,000,000	3.700	3/20/14	(82,428)	(82,428)
JPMorgan	DJ High Yield CDX	Sell	4.63	9,259,000	5.000	6/20/14	136,930	1,057,396
JPMorgan	DJ Investment Grade CDX	Sell	.82	2,000,000	1.000	12/20/14	16,156	(4,561)
								$913,990
*	Annualized.

Futures Contracts outstanding at March 31, 2010:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Short	(20)	6/10	$(4,339,063)	$(7,435)
U.S. 5-Year Treasury Note	Short	(113)	6/10	(12,977,344)	56,954
U.S. 10-Year Treasury Note	Short	(91)	6/10	(10,578,750)	35,143
U.S. 30-Year Treasury Bond	Short	(27)	6/10	(3,135,375)	11,228
					$95,890

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 – Fair Value Measurements for more information.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

March 31, 2010

(8)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(10)	The credit spread generally serves as an indication of the current status of the payment/preformance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of preformance by the seller of protection.

(11)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

N/R	Not rated.

I/O	Interest only investment.

P/O	Principal only investment.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

AUD	Australian Dollar

BRL	Brazilian Real

COP	Colombian Peso

CLP	Chilean Peso

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

ZAR	South African Rand

AUD-BBR	Australian Dollar-Bank Bill Rate

BRAZIBOR	Brazil Inter-Bank Offered Rate

CLICP	Sinacofi Chile Interbank Rate Average

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

JIBAR	Johannesburg Inter-Bank Agreed Rate

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Assocation

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NIBOR	Norwegian Inter-Bank Offered Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

See accompanying notes to financial statements.

22	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund

March 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.1%

	Diversified Telecommunication Services – 0.1%

$100	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	$102,250
$100	Total Convertible Bonds (cost $93,911)				102,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 31.5%

	Aerospace & Defense – 0.5%

$50	BE Aerospace Inc.	8.500%	7/01/18	BB	$53,500

12	Boeing Capital Corporation	5.800%	1/15/13	A	13,215

35	General Dynamics Corporation	4.250%	5/15/13	A	37,411

140	Global Aviation Holdings, 144A	14.000%	8/15/13	BB–	142,975

20	Lockheed Martin Corporation	7.650%	5/01/16	A–	24,099

85	Raytheon Company	4.400%	2/15/20	A–	83,944

8	United Technologies Corporation	7.500%	9/15/29	A	9,691
350	Total Aerospace & Defense				364,835
	Auto Components – 0.4%

135	Affinia Group Inc.	9.000%	11/30/14	B3	135,000

80	ArvinMeritor Inc.	10.625%	3/15/18	Caa2	83,200

100	Cooper Tire & Rubber Company	7.625%	3/15/27	B	89,000
315	Total Auto Components				307,200
	Beverages – 0.4%

140	Anheuser Busch InBev, 144A	5.375%	11/15/14	BBB+	151,790

7	Coca-Cola Enterprises Inc.	6.750%	9/15/28	A	8,054

5	Diageo Capital, PLC	5.750%	10/23/17	A–	5,426

55	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	58,931

10	Pepsi Bottling Group LLC	5.500%	4/01/16	A	11,006

65	PepsiCo Inc.	3.750%	3/01/14	Aa3	68,022
282	Total Beverages				303,229
	Building Products – 0.0%

40	Dayton Superior Corporation, (3), (4), (13)	13.000%	6/15/10	Caa3	8,000

4	Masco Corporation	5.875%	7/15/12	BBB	4,185
44	Total Building Products				12,185
	Capital Markets – 1.9%

105	Bank of New York Mellon	4.300%	5/15/14	Aa2	110,637

505	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	542,308

170	Jefferies Group Inc.	8.500%	7/15/19	BBB	188,896

120	Morgan Stanley	5.950%	12/28/17	A	123,474

185	Morgan Stanley	6.000%	5/13/14	A	200,008

150	Morgan Stanley	5.625%	9/23/19	A	149,742
1,235	Total Capital Markets				1,315,065
	Chemicals – 1.0%

190	Airgas, Inc.	4.500%	9/15/14	BBB	196,287

75	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	75,539

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

March 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals (continued)

$90	IMC Global Inc.	7.300%	1/15/28	Baa2	$96,621

50	Methanex Corporation	8.750%	8/15/12	BBB–	52,750

195	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	197,558

75	Praxair, Inc.	4.500%	8/15/19	A	75,940
675	Total Chemicals				694,695
	Commercial Banks – 1.7%

150	Barlcays Bank PLC	5.000%	9/22/16	AA–	154,392

115	BB&T Corporation	5.700%	4/30/14	A1	125,080

6	Charter One Bank FSB	6.375%	5/15/12	A3	6,204

140	Credit Suisse New York	5.500%	5/01/14	Aa1	152,520

110	Fifth Third Bancorp.	6.250%	5/01/13	Baa1	118,381

4	Key Bank NA	7.000%	2/01/11	A3	4,192

140	KeyCorp.	6.500%	5/14/13	BBB+	149,612

25	National City Bank	6.200%	12/15/11	A	26,956

60	PNC Funding Corporation	6.700%	6/10/19	A	67,162

6	SunTrust Banks Inc.	6.375%	4/01/11	A3	6,265

95	US Bancorp	4.200%	5/15/14	Aa3	99,767

9	US Bank NA Minnesota	6.375%	8/01/11	Aa2	9,586

74	Wachovia Corporation	5.250%	8/01/14	A+	77,804

170	Wells Fargo & Company	5.250%	10/23/12	AA–	183,261
1,104	Total Commercial Banks				1,181,182
	Commercial Services & Supplies – 0.6%

85	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	104,318

110	GATX Corporation	4.750%	10/01/12	BBB+	114,886

110	Geokinetics Holdings Inc., 144A	9.750%	12/15/14	B	103,675

130	Rental Service Corporation	9.500%	12/01/14	B–	129,350
435	Total Commercial Services & Supplies				452,229
	Communications Equipment – 0.1%

10	Cisco Systems, Inc.	5.500%	2/22/16	A+	11,157

1	Motorola, Inc.	7.625%	11/15/10	Baa3	1,037

3	Motorola, Inc.	7.500%	5/15/25	Baa3	3,099

80	Paetec Holding Corporation, 144A	8.875%	6/30/17	B1	82,600
94	Total Communications Equipment				97,893
	Computers & Peripherals – 0.1%

20	Dell Inc.	3.375%	6/15/12	A2	20,795

35	Hewlett Packard Company	4.500%	3/01/13	A	37,500

35	International Business Machines Corporation (IBM)	4.750%	11/29/12	A+	37,889
90	Total Computers & Peripherals				96,184
	Consumer Finance – 0.5%

185	American Express Credit Corporation	7.300%	8/20/13	A2	207,803

120	Provident Funding Associates, 144A, (WI/DD)	10.250%	4/15/17	Ba3	121,500
305	Total Consumer Finance				329,303

24	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.2%

$95	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	$81,700

50	Rock-Tenn Company	5.625%	3/15/13	BBB–	51,625

40	Tekni-Plex Inc.	10.875%	8/15/12	N/R	37,600
185	Total Containers & Packaging				170,925
	Diversified Financial Services – 1.7%

185	Capital One Financial Corporation	7.375%	5/23/14	Baa1	211,596

225	Citigroup Inc.	6.125%	11/21/17	A	231,802

65	Citigroup Inc.	6.000%	10/31/33	A–	57,161

65	General Electric Capital Corporation	5.625%	9/15/17	AA+	68,544

225	General Electric Capital Corporation	6.875%	1/10/39	AA+	243,479

80	JP Morgan Chase & Company	5.375%	10/01/12	Aa3	86,620

210	JP Morgan Chase & Company	6.000%	1/15/18	Aa3	228,354

90	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	99,045
1,145	Total Diversified Financial Services				1,226,601
	Diversified Telecommunication Services – 3.0%

240	AT&T, Inc.	6.800%	5/15/36	A	254,551

90	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	92,925

120	Cincinnati Bell Inc.	8.375%	1/15/14	B2	124,050

190	Cincinnati Bell Inc.	8.750%	3/15/18	B2	192,613

240	Citizens Communications Company	9.000%	8/15/31	BB	235,200

145	Cox Communications, Inc.	5.500%	10/01/15	Baa2	156,461

90	France Telecom	5.375%	7/08/19	A–	95,147

100	Paetec Holding Corporation	8.875%	6/30/17	B1	103,250

130	Qwest Communications International Inc., 144A	7.125%	4/01/18	Ba3	134,875

215	Telecom Italia Capital	5.250%	10/01/15	BBB	220,398

130	Telefonica Emisiones SAU	4.949%	1/15/15	A–	137,419

260	Verizon Communications	6.250%	4/01/37	A	264,365

100	Windstream Corporation, 144A	7.875%	11/01/17	Ba3	99,000
2,050	Total Diversified Telecommunication Services				2,110,254
	Electric Utilities – 1.2%

35	American Electric Power	5.250%	6/01/15	BBB	37,463

20	Carolina Power and Light Company	5.125%	9/15/13	A1	21,891

14	Duke Capital LLC	5.668%	8/15/14	BBB	15,087

105	Duke Energy Corporation	6.250%	1/15/12	A–	113,993

190	Edison Mission Energy	7.625%	5/15/27	B	122,550

75	Exelon Corporation	4.900%	6/15/15	Baa1	78,257

2	FirstEnergy Corporation	6.450%	11/15/11	Baa3	2,122

5	FirstEnergy Corporation	7.375%	11/15/31	Baa3	5,189

250	Niagara Mohawk Power Company, 144A	3.553%	10/01/14	A–	251,216

10	Progress Energy, Inc.	7.000%	10/30/31	BBB	10,992

5	PSE&G Power LLC	8.625%	4/15/31	Baa1	6,419

190	Tennessee Valley Authority	5.250%	9/15/39	AAA	188,585
901	Total Electric Utilities				853,764

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

March 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electrical Equipment – 0.0%

$25	Emerson Electric Company	5.250%	10/15/18	A	$26,671
	Electronic Equipment & Instruments – 0.5%

190	Agilent Technologies Inc.	5.500%	9/14/15	BBB–	203,912

130	ViaSystems Inc., 144A	12.000%	1/15/15	B+	141,375
320	Total Electronic Equipment & Instruments				345,287
	Energy Equipment & Services – 1.3%

110	Crosstex Energy Finance, 144A	8.875%	2/15/18	B+	113,988

33	Halliburton Company	5.500%	10/15/10	A	33,913

250	Kinder Morgan Energy Partners, L.P.	6.500%	9/01/39	BBB	257,829

85	Nabors Industries Inc.	9.250%	1/15/19	BBB+	105,897

25	Parker Drilling Company, 144A	9.125%	4/01/18	B+	25,719

200	Plains All American Pipeline L.P	5.750%	1/15/20	BBB–	205,473

50	Rockies Express Pipeline Company, 144A	6.250%	7/15/13	BBB	54,445

55	Transocean Sedco Inc.	6.000%	3/15/18	BBB+	59,966

90	Trico Shipping AS, 144A	11.875%	11/01/14	B1	86,400
898	Total Energy Equipment & Services				943,630
	Food & Staples Retailing – 0.8%

25	CVS Caremark Corporation	5.750%	8/15/11	BBB+	26,438

165	Kroger Co	3.900%	10/01/15	BBB	167,229

2	Kroger Co	7.500%	4/01/31	BBB	2,341

135	Safeway Inc.	6.250%	3/15/14	BBB	150,191

135	Wal-Mart Stores, Inc.	3.200%	5/15/14	AA	138,551

50	Wal-Mart Stores, Inc.	5.800%	2/15/18	AA	55,889
512	Total Food & Staples Retailing				540,639
	Food Products – 0.3%

100	General Mills, Inc.	6.000%	2/15/12	BBB+	108,852

27	Kellogg Company	7.450%	4/01/31	A3	32,949

85	Kraft Foods Inc.	6.125%	2/01/18	Baa2	93,169
212	Total Food Products				234,970
	Gas Utilities – 0.0%

2	Consolidated Natural Gas Company	5.000%	12/01/14	A–	2,133
	Health Care Providers & Services – 0.1%

35	AMR-EmCare Holding Company Inc.	10.000%	2/15/15	Ba2	36,947

50	HCA Inc.	8.750%	9/01/10	B–	51,250
85	Total Health Care Providers & Services				88,197
	Hotels, Restaurants & Leisure – 0.5%

90	Dave & Busters Inc.	11.250%	3/15/14	B–	94,950

75	Harrah's Operating Company, Inc.	11.250%	6/01/17	B–	81,188

85	McDonald's Corporation	5.800%	10/15/17	A	94,963

100	Tricon Golbal Restaurants Incorporated	8.875%	4/15/11	BBB–	107,275
350	Total Hotels, Restaurants & Leisure				378,376
	Household Durables – 0.2%

155	MDC Holdings Inc.	5.625%	2/01/20	BBB–	148,221

26	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Household Products – 0.4%

$150	Clorox Company	3.550%	11/01/15	BBB+	$152,209

115	Norcraft Companies Finance, 144A	10.500%	12/15/15	B2	121,900

20	Procter and Gamble Company	4.850%	12/15/15	AA–	21,957
285	Total Household Products				296,066
	Independent Power Producers & Energy Traders – 0.2%

160	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	121,600
	Industrial Conglomerates – 0.9%

300	Textron Inc.	7.250%	10/01/19	BBB–	324,678

190	Timken Company	6.000%	9/15/14	BBB–	202,257

125	Tyco International Group	6.000%	11/15/13	BBB+	138,253
615	Total Industrial Conglomerates				665,188
	Insurance – 0.4%

100	Berkshire Hathaway Inc.	5.400%	5/15/18	AA+	106,499

75	MetLife Inc.	7.717%	2/15/19	A–	87,719

55	Prudential Financial Inc.	4.750%	4/01/14	A	56,843
230	Total Insurance				251,061
	IT Services – 0.3%

150	First Data Corporation	9.875%	9/24/15	B–	130,125

70	Fiserv Inc.	6.125%	11/20/12	Baa2	76,231
220	Total IT Services				206,356
	Machinery – 0.4%

5	Caterpillar Inc.	6.050%	8/15/36	A	5,276

15	Deere & Company	6.950%	4/25/14	A	17,347

150	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	137,250

125	Toys R Us Property Company Inc., 144A	10.750%	7/15/17	B+	140,000
295	Total Machinery				299,873
	Media – 3.1%

200	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC–	157,500

10	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	10,438

40	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	42,000

340	Comcast Corporation	5.850%	11/15/15	BBB+	373,004

55	Comcast Corporation	6.450%	3/15/37	BBB+	56,190

190	McClatchy Company, 144A	11.500%	2/15/17	B1	194,988

40	News America, Inc., 144A	6.150%	3/01/37	BBB+	39,556

115	Nielsen Finance LLC Co	11.625%	2/01/14	B–	130,525

96	Sinclair Broadcast Group	8.000%	3/15/12	CCC+	95,520

195	Sinclair Television Group, 144A	9.250%	11/01/17	B2	206,213

170	Thomson Reuters Corporation	4.700%	10/15/19	A–	171,193

130	Time Warner Cable Inc.	6.200%	7/01/13	BBB	143,560

35	Time Warner Cable Inc.	6.550%	5/01/37	BBB	35,888

210	Time Warner Inc.	4.875%	3/15/20	BBB	205,576

150	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	146,250

100	Valassis Communications Inc.	8.250%	3/01/15	B–	103,250

25	Walt Disney Company	6.000%	7/17/17	A	28,034

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

March 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$2	Walt Disney Company	7.000%	3/01/32	A	$2,375

45	WMG Acquisition Group	9.500%	6/15/16	BB	48,319
2,148	Total Media				2,190,379
	Metals & Mining – 0.9%

45	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	41,625

80	BHP Billiton Finance Limited	5.500%	4/01/14	A+	88,108

95	Consol Energy Inc., 144A, (WI/DD)	8.000%	4/01/17	BB	98,088

95	Consol Energy Inc., 144A, (WI/DD)	8.250%	4/01/20	BB	98,088

95	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	96,425

50	Steel Dynamics, Inc., 144A	7.625%	3/15/20	BB+	51,500

75	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	78,375

25	Steel Dynamics, Inc.	7.750%	4/15/16	BB+	26,250

60	United States Steel Corporation	6.050%	6/01/17	BB	58,050
620	Total Metals & Mining				636,509
	Multi-Line Retail – 0.6%

120	Costco Wholesale Corporation	5.300%	3/15/12	A+	128,968

8	Federated Department Stores, Inc.	6.900%	4/01/29	BB	7,640

75	Home Depot, Inc.	5.400%	3/01/16	BBB+	81,148

170	Target Corporation	5.375%	5/01/17	A+	184,417
373	Total Multi-Line Retail				402,173
	Multi-Utilities – 0.4%

190	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC	186,200

45	Dominion Resources Inc.	6.250%	6/30/12	A–	49,001

16	Pacific Gas and Electric Company	6.050%	3/01/34	A3	16,530

11	Reliant Energy, Centerpoint Energy Inc.	7.750%	2/15/11	BBB	11,584

9	Virginia Electric and Power Company	4.750%	3/01/13	A–	9,628
271	Total Multi-Utilities				272,943
	Oil, Gas & Consumable Fuels – 4.7%

95	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	109,311

40	Apache Corporation	6.000%	1/15/37	A–	42,231

100	BP Capital Markets PLC	3.625%	5/08/14	Aa1	103,832

210	Cenovus Energy Inc., 144A	4.500%	9/15/14	BBB+	219,313

125	Chevron Corporation	3.950%	3/03/14	Aa1	130,662

10	Devon Energy Corporation	7.950%	4/15/32	BBB+	12,603

10	Duke Energy Field Services Corporation	7.875%	8/16/10	BBB	10,258

195	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	196,227

91	Energy XXI Gulf Coast Inc., 144A	16.000%	6/15/14	B+	105,625

170	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	179,421

85	EOG Resources Inc.	5.625%	6/01/19	A–	91,391

110	Linn Energy LLC Finance Corporation, 144A, (WI/DD)	8.625%	4/15/20	Ba3	110,413

110	Massey Energy Company, Global Notes	6.875%	12/15/13	BB–	112,063

165	McMoran Exploration Corporation	11.875%	11/15/14	B	178,200

190	NFR Energy LLC / Finance Corporation, 144A	9.750%	2/15/17	B	190,475

20	Occidental Petroleum Corporation	6.750%	1/15/12	A	21,870

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$140	Occidental Petroleum Corporation	4.125%	6/01/16	A	$144,436

90	Sandridge Energy Inc.,	8.625%	4/01/15	B+	87,975

85	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	83,300

510	Shell International Finance BV	4.300%	9/22/19	Aa1	503,826

115	StatOilHydro ASA	2.900%	10/15/14	Aa2	115,121

85	Stone Energy Corporation	6.750%	12/15/14	CCC+	75,225

245	SunCor Energy Inc.	6.100%	6/01/18	BBB+	264,410

135	Tesoro Petroleum Corporation	6.250%	11/01/12	BB+	136,013

10	Tosco Corporation	8.125%	2/15/30	A1	12,616

10	Valero Energy Corporation	7.500%	4/15/32	BBB	10,334

115	W&T Offshore, Inc., 144A	8.250%	6/15/14	B+	108,100

10	XTO Energy, Inc.	6.250%	4/15/13	BBB	11,173
3,276	Total Oil, Gas & Consumable Fuels				3,366,424
	Paper & Forest Products – 0.0%

8	Westvaco Corporation	8.200%	1/15/30	BBB	8,817
	Pharmaceuticals – 0.0%

3	Schering-Plough Corporation	6.500%	12/01/33	AA–	3,372
	Real Estate – 0.1%

90	Potlatch Corporation, 144A	7.500%	11/01/19	Ba1	92,475
	Road & Rail – 0.1%

18	Burlington Northern Santa Fe Corporation	6.750%	7/15/11	A3	19,158

13	Canadian National Railways Company	6.250%	8/01/34	A–	14,038

10	CSX Corporation	5.600%	5/01/17	BBB–	10,573

17	Norfolk Southern Corporation	7.700%	5/15/17	BBB+	20,230
58	Total Road & Rail				63,999
	Specialty Retail – 0.8%

300	CenturyTel Inc.	6.150%	9/15/19	BBB–	297,702

80	Michael's Stores	11.375%	11/01/16	CCC	86,800

145	TJX Companies, Inc.	4.200%	8/15/15	A	153,551
525	Total Specialty Retail				538,053
	Tobacco – 0.2%

120	Altria Group Inc.	8.500%	11/10/13	Baa1	140,377
	Trading Companies & Distributors – 0.1%

30	Russel Metals Inc.	6.375%	3/01/14	BB	28,238
	Wireless Telecommunication Services – 0.9%

95	Cricket Communications Inc.	10.000%	7/15/15	B–	99,275

40	IntelSat Jackson Holding, 144A	8.500%	11/01/19	B+	42,200

105	MetroPCS Wireless Inc.	9.250%	11/01/14	B	107,888

50	Nokia Corporation	5.375%	5/15/19	A	52,759

60	Rogers Wireless Communications Inc.	6.375%	3/01/14	BBB	66,644

200	Sprint Capital Corporation	6.900%	5/01/19	BB–	184,000

80	Vodafone Group PLC	5.350%	2/27/12	A–	85,336
630	Total Wireless Telecommunication Services				638,102
$21,726	Total Corporate Bonds (cost $21,299,841)				22,445,673

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

March 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 34.1%

	U.S. Treasury Bonds/Notes – 34.1%

$750	United States of America Treasury Bonds/Notes (5)	6.375%	8/15/27	AAA	$921,680

675	United States of America Treasury Bonds/Notes	5.250%	11/15/28	AAA	735,118

1,000	United States of America Treasury Bonds/Notes	5.250%	2/15/29	AAA	1,088,438

450	United States of America Treasury Bonds/Notes	5.375%	2/15/31	AAA	497,953

450	United States of America Treasury Bonds/Notes	4.750%	2/15/37	AAA	456,328

400	United States of America Treasury Bonds/Notes	3.500%	2/15/39	AAA	323,813

475	United States of America Treasury Bonds/Notes	4.250%	5/15/39	AAA	440,266

200	United States of America Treasury Bonds/Notes	4.375%	11/15/39	AAA	189,188

1,200	United States of America Treasury Bonds/Notes	1.125%	12/15/11	AAA	1,205,719

1,500	United States of America Treasury Bonds/Notes	4.500%	3/31/12	AAA	1,604,181

1,400	United States of America Treasury Bonds/Notes	1.375%	4/15/12	AAA	1,410,172

525	United States of America Treasury Bonds/Notes	4.625%	7/31/12	AAA	566,795

1,150	United States of America Treasury Bonds/Notes	1.750%	8/15/12	AAA	1,164,466

250	United States of America Treasury Bonds/Notes	1.375%	9/15/12	AAA	250,625

1,000	United States of America Treasury Bonds/Notes	2.750%	2/28/13	AAA	1,035,235

1,500	United States of America Treasury Bonds/Notes	3.125%	4/30/13	AAA	1,568,439

900	United States of America Treasury Bonds/Notes	3.375%	6/30/13	AAA	947,321

3,500	United States of America Treasury Bonds/Notes (5)	2.625%	12/31/14	AAA	3,526,252

3,250	United States of America Treasury Bonds/Notes	2.250%	1/31/15	AAA	3,215,724

500	United States of America Treasury Bonds/Notes	2.375%	2/28/15	AAA	496,722

400	United States of America Treasury Bonds/Notes	3.750%	11/15/18	AAA	403,156

400	United States of America Treasury Bonds/Notes	3.625%	2/15/20	AAA	393,313

1,500	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/12	AAA	1,470,038

105	United States of America Treasury Securities, STRIPS (I/O)	0.000%	8/15/18	AAA	76,277

400	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/32	AAA	133,976

550	United States of America Treasury Securities, STRIPS (P/O)	0.000%	2/15/39	AAA	134,798
$24,430	Total U.S. Government and Agency Obligations (cost $24,414,473)				24,255,993

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 47.0%

	Autos - Asset-Backed Securities – 8.1%

$300	Bank of America Auto Trust, Series 2009-2A, 144A	2.130%	9/15/13	AAA	$304,618

350	Bank of America Auto Trust, Series 2010-1A	1.390%	3/15/14	AAA	350,555

450	Bank of America Auto Trust	2.670%	7/15/13	AAA	459,878

58	Capital Auto Receivables Asset Trust, Series 2007-2-A3A	5.020%	9/15/11	AAA	58,726

141	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AA	148,804

300	Ford Credit Auto Owner Trust 2006B-C	5.680%	6/15/12	AAA	311,767

271	Ford Credit Auto Owner Trust, 2008A-3A	3.960%	4/15/12	AAA	275,797

590	Ford Credit Floorplan Master Owner Trust Series 2010-3	4.200%	2/15/17	AAA	592,243

53	Hyundai Auto Receivables Trust 2007A, Class A3A	5.040%	1/17/12	AAA	53,512

300	Hyundai Auto Receivables Trust 2009A	2.030%	8/15/13	AAA	304,484

580	Nissan Auto Receivables Owners Trust 2008-C	5.930%	7/16/12	AAA	600,145

550	Nissan Auto Receivables Owners Trust, Series 2009-1	5.000%	9/15/14	AAA	572,781

30	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Autos - Asset-Backed Securities (continued)

$286		Nissan Auto Receveivables Owners Trust 2008-A3	3.890%	8/15/11	AAA	$288,638

1,400		Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	1,468,638
5,629		Total Autos				5,790,586
		Credit Cards – Asset-Backed Securities – 5.5%

175		American Express Credit Card Master Trust, Class C Series 2007-6	0.510%	1/15/13	A–	174,674

74		Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Ba1	52,607

850		Chase Issuance Trust Series 2008-A9	4.260%	5/15/13	AAA	882,931

750		CitiBank Credit Card Issuance Trust, Serie 2006-A4	5.450%	5/10/13	AAA	787,793

550		CitiBank Credit Card Issuance Trust, Series 2009-A5	2.250%	12/23/14	AAA	553,573

205		Discover Card Master Trust 2008, Class A3	5.100%	10/15/13	AAA	213,886

530		General Electric Master Credit Card Trust, Series 2009-3A	2.540%	9/15/14	AAA	537,221

700		MBNA Credit Card Master Note Trust Series 2005-A3	4.100%	10/15/12	AAA	703,161
3,834		Total Credit Cards				3,905,846
		Home Equity – Asset-Backed Securities – 0.5%

350		CNH Equipment Trust 2010-A	1.540%	7/15/14	AAA	349,891

—	(6)	Master Asset Backed Securities Trust 2005-WMC1, Mortgage Pass Through Certificates, Class N-1	4.940%	3/26/35	CC	—
350		Total Home Equity				349,891
		Other – Asset-Backed Securities – 0.1%

36		SLM Student Loan Trust 2007-7 Class A1	0.389%	10/25/12	AAA	36,035
		Commercial – Mortgage-Backed Securities – 1.8%

350		Banc of America Commercial Mortgage Pass-Through Certificates, Series 2005	4.933%	7/10/45	AAA	347,573

427		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23 (13)	5.750%	9/25/33	AAA	424,049

500		CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	513,534
1,277		Total Commercial				1,285,156
		Residential – Mortgage-Backed Securities – 31.0%

3,033		Federal National Mortgage Interest Strip Series 366-25	5.000%	10/01/35	AAA	359,462

454		Federal National Mortgage Pool 735060	6.000%	11/01/34	AAA	489,431

182		Federal National Mortgage Pool 735606	4.377%	5/01/35	AAA	189,907

265		Federal National Mortgage Pool 824163	5.500%	4/01/35	AAA	280,607

217		Federal National Mortgage Pool 838948	5.112%	8/01/35	AAA	225,931

259		Federal National Mortgage Pool 905597	6.068%	12/01/36	AAA	273,818

661		Federal National Mortgage Pool 946228	6.125%	9/01/37	AAA	697,026

63		Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	5.865%	1/01/37	AAA	67,015

117		Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	AAA	124,309

150		Federal Home Loan Mortgage Corporation. Mortgage Series 2963	5.500%	5/15/28	AAA	153,788

165		Federal Home Loan Mortgage Pool 847681	6.162%	12/01/36	AAA	173,349

4,000		Federal National Mortgage Association	0.284%	9/22/10	N/R	3,995,550

8,000		Federal National Mortgage Association (MDR) (WI/DD)	5.500%	TBA	AAA	8,557,501

6,220		Federal National Mortgage Association (MDR) (WI/DD)	5.000%	TBA	AAA	6,417,290

50		Wells Fargo Mortgage Backed Securties, 2005-AR16 Class 3A2	2.936%	10/25/35	AAA	45,327
23,836		Total Residential				22,050,311
$34,962		Total Asset-Backed and Mortgage-Backed Securities (cost $33,018,756)				33,417,825

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

March 31, 2010

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CAPITAL PREFERRED SECURITIES – 0.0%

		Capital Markets – 0.0%

$8		First Union Institutional Capital Securities I	8.040%	12/01/26	A–	$8,205
$8		Total Capital Preferred Securities (cost $8,600)				8,205

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 6.0%

		Colombia – 3.8%

$10		Republic of Colombia	8.250%	12/22/14	BBB–	$11,900

4,225,000	COP	Republic of Colombia	12.000%	10/22/15	BB+	2,686,195
		Total Colombia				2,698,095
		Germany – 2.2%

1,500		KFW Bankegruppe	4.625%	1/20/11	AAA	1,545,492
		Total Sovereign Debt (cost $4,239,486)				4,243,587

Principal Amount (000)		Description (1)		Optional Call Provisions (8)	Ratings (2)	Value
		MUNICIPAL BONDS – 0.2%

		Connecticut – 0.2%

$150		Connecticut State, General Obligation Bonds, Series 2008A, 5.850%, 3/15/32		3/18 at 100.00	AA	$158,159
$150		Total Municipal Bonds (cost $150,000)				158,159

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	STRUCTURED NOTES – 0.8%

$650	FDIC Structured Sales Guaranteed Notes, Series 2010-L1A	0.000%	10/25/13	$600,587
$650	Total Structured Notes (cost $600,028)			600,587

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (9)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 0.1% (10)

	Semiconductors & Equipment – 0.1%

$50	Freescale Semiconductor Inc., Incremental Term Loan	12.500%	12/15/14	B2	$51,625
$50	Total Variable Rate Senior Loan Interests (cost $52,125)				51,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 7.5%

$5,337	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $5,336,757, collateralized by $5,430,000 U.S. Treasury Notes, 2.375%, due 8/31/14, value $5,443,575	0.000%	4/01/10	$5,336,757
	Total Short-Term Investments (cost $5,336,757)			5,336,757
	Total Investments (cost $89,213,977) – 127.3%			90,620,661
	Other Assets Less Liabilities – (27.3)%			(19,451,710)
	Net Assets – 100%			$71,168,951

32	Nuveen Investments

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at March 31, 2010:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) Appreciation
Brazilian Real	1,350,135	U.S. Dollar	751,746	4/05/10	$(7,461)
Chilean Peso	332,822,500	U.S. Dollar	628,738	4/05/10	(5,512)
Chilean Peso	479,367,000	U.S. Dollar	899,882	4/09/10	(13,705)
Colombian Peso	3,849,400,000	U.S. Dollar	2,027,868	4/30/10	26,797
Colombian Peso	1,400,000,000	U.S. Dollar	721,836	4/30/10	(5,940)
Euro	500,000	U.S. Dollar	673,750	4/01/10	(1,575)
Euro	500,000	U.S. Dollar	672,518	6/01/10	(2,836)
Japanese Yen	85,445,460	U.S. Dollar	920,000	5/06/10	5,895
Mexican Peso	65,648	U.S. Dollar	5,325	4/06/10	15
New Zealand Dollar	18,300	U.S. Dollar	12,845	5/28/10	(109)
Pound Sterling	440,000	U.S. Dollar	657,360	4/08/10	(10,331)
South African Rand	6,246,272	U.S. Dollar	832,481	5/11/10	(19,766)
Swedish Krona	6,672,079	U.S. Dollar	920,000	5/03/10	(4,086)
U.S. Dollar	736,089	Brazilian Real	1,350,135	4/05/10	23,117
U.S. Dollar	664,418	Pound Sterling	440,000	4/08/10	3,274
U.S. Dollar	943,172	Chilean Peso	479,367,000	4/09/10	(29,585)
U.S. Dollar	753,036	Mexican Peso	9,528,163	4/16/10	16,857
U.S. Dollar	170,000	South African Rand	1,289,552	4/30/10	6,290
U.S. Dollar	747,335	Brazilian Real	1,350,135	5/04/10	7,339
U.S. Dollar	838,145	South African Rand	6,246,272	5/11/10	14,103
U.S. Dollar	912,000	Indonesian Rupiah	8,337,504,000	7/01/10	(10,650)
					$(7,869)

Interest Rate Swaps outstanding at March 31, 2010:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Term- ination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank	9,500,000	NOK	Receive	6-Month NIBOR	4.590%	Annually	12/17/19	$(32,659)	$(32,659)
Credit Suisse	280,000,000	JPY	Pay	6-Month LIBOR-BBA	0.543	Semi-Annually	11/26/11	3,049	3,049
Credit Suisse	468,000,000	JPY	Receive	6-Month LIBOR-BBA	0.793	Semi-Annually	11/26/14	(20,083)	(20,083)
Credit Suisse	188,000,000	JPY	Pay	6-Month LIBOR-BBA	1.406	Semi-Annually	11/26/19	4,635	4,635
Deutsche Bank AG	25,600,000	ZAR	Receive	3-Month JIBAR	7.612	Quarterly	1/07/12	(42,745)	(42,745)
Deutsche Bank AG	50,800,000	ZAR	Pay	3-Month JIBAR	8.560	Quarterly	1/07/15	222,996	222,996
Deutsche Bank AG	25,500,000	MXN	Pay	28-Day MXN-TIIE	8.225	28-Day	12/30/19	63,888	63,888
Deutsche Bank AG	25,200,000	ZAR	Receive	3-Month JIBAR	8.890	Quarterly	1/07/20	(146,722)	(146,722)
Deutsche Bank AG	18,000,000	MXN	Pay	28-Day MXN-TIIE	7.900	28-Day	3/12/20	7,095	7,095
Goldman Sachs	8,250,000	ZAR	Receive	3-Month JIBAR	9.950	Quarterly	10/23/18	(121,804)	(121,804)
JPMorgan	45,800,000	MXN	Receive	28-Day MXN-TIIE	6.000	28-Day	3/28/12	(1,223)	(1,223)
JPMorgan	1,452,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually	8/10/14	17,343	17,959
JPMorgan	1,600,000	GBP	Receive	6-Month LIBOR-BBA	3.365	Semi-Annually	1/07/15	(79,515)	(79,515)
JPMorgan	4,046,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(8,929)	(8,929)
JPMorgan	84,700,000	MXN	Pay	28-Day MXN-TIIE	7.130	28-Day	3/25/15	423	423
JPMorgan (4), (13)	5,700,000	BRL	Pay	1-Day BRAZIBOR	13.040	Annually	1/02/17	78,984	78,984
JPMorgan	8,900,000	ZAR	Receive	3-Month JIBAR	9.940	Quarterly	8/07/18	(128,164)	(105,267)
JPMorgan	38,900,000	MXN	Receive	28-Day MXN-TIIE	7.870	28-Day	3/18/20	(6,866)	(6,866)
RBC	9,500,000	AUD	Pay	3-Month AUD-BBR	5.420	Quarterly	3/30/12	12,633	12,633
RBC	2,640,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	56,516	55,840
									$(98,311)
*	Annualized.

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

March 31, 2010

Credit Default Swaps outstanding at March 31, 2010:

Counterparty	Referenced Entity	Buy/Sell Protection (12)	Current Credit Spread (11)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Boyd Gaming Corporation	Sell	12.40%	$200,000	5.000%	3/20/15	$(44,342)	$1,658
Barclays Bank PLC	TRW Automotive Inc.	Sell	4.58	200,000	5.000	3/20/15	3,598	(2,279)
Citibank	Masco Corporation	Buy	1.36	1,300,000	5.150	3/20/14	(181,130)	(181,130)
Credit Suisse	Harrah's Operating Company, Inc., LCDS	Sell	3.12	460,000	5.000	6/20/10	2,571	53,171
Deutsche Bank	Aetna Inc.	Buy	.81	1,300,000	1.150	3/20/14	(16,925)	(16,925)
Goldman Sachs	DJ High Yield CDX	Sell	4.63	940,000	5.000	6/20/14	13,902	275,927
Goldman Sachs	K. Hovnanian Enterprises, Inc.	Sell	10.01	190,000	5.000	6/20/14	(27,951)	2,449
JPMorgan	Mohawk Industries Inc.	Buy	1.50	1,300,000	3.700	3/20/14	(107,156)	(107,156)
JPMorgan	DJ Investment Grade CDX	Sell	.82	1,500,000	1.000	12/20/14	12,117	(3,420)
								$22,295
*	Annualized.

Futures Contracts outstanding at March 31, 2010:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 10-Year Treasury Note	Short	(26)	6/10	$(3,022,500)	$(1,611)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(3)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(8)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(9)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(10)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(11)	The credit spread generally serves as an indication of the current status of the payment/preformance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of preformance by the seller of protection.

(12)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(13)	For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 – Fair Value Measurements for more information.

N/R	Not rated.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

I/O	Interest only investment.

P/O	Principal only investment.

MDR	Denotes investment is subject to dollar roll transactions.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

AUD	Australian Dollar

BRL	Brazilian Real

COP	Colombian Peso

CLP	Chilean Peso

34	Nuveen Investments

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

ZAR	South African Rand

AUD-BBR	Australian Dollar-Bank Bill Rate

BRAZIBOR	Brazil Inter-Bank Offered Rate

CLICP	Sinacofi Chile Interbank Rate Average

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

JIBAR	Johannesburg Inter-Bank Agreed Rate

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NIBOR	Norwegian Inter-Bank Offered Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

See accompanying notes to financial statements.

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

March 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 1.0%

	Diversified Telecommunication Services – 1.0%

$1,354	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	$1,384,465
$1,354	Total Convertible Bonds (cost $1,271,564)				1,384,465

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 89.8%

	Aerospace & Defense – 1.9%

$2,600	Global Aviation Holdings, 144A	14.000%	8/15/13	BB–	$2,655,250
	Auto Components – 4.6%

2,570	Affinia Group Inc.	9.000%	11/30/14	B3	2,570,000

1,690	ArvinMeritor Inc.	10.625%	3/15/18	Caa2	1,757,600

2,260	Cooper Tire & Rubber Company	7.625%	3/15/27	B	2,011,400
6,520	Total Auto Components				6,339,000
	Building Products – 0.1%

425	Dayton Superior Corporation, (3), (4)	13.000%	6/15/10	Caa3	85,000
	Chemicals – 1.9%

1,705	IMC Global Inc.	7.300%	1/15/28	Baa2	1,830,425

800	Methanex Corporation	8.750%	8/15/12	BBB–	844,000
2,505	Total Chemicals				2,674,425
	Commercial Banks – 1.1%

1,650	M&I Marshall & Ilsley Bank	4.850%	6/16/15	Baa1	1,468,932
	Commercial Services & Supplies – 4.8%

2,110	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	2,589,540

2,555	Geokinetics Holdings Inc., 144A	9.750%	12/15/14	B	2,408,088

1,545	Rental Service Corporation	9.500%	12/01/14	B–	1,537,275
6,210	Total Commercial Services & Supplies				6,534,903
	Communications Equipment – 0.5%

675	Paetec Holding Corporation, 144A	8.875%	6/30/17	B1	696,938
	Consumer Finance – 1.1%

1,555	Provident Funding Associates, 144A, (WI/DD)	10.250%	4/15/17	Ba3	1,574,438
	Containers & Packaging – 3.6%

1,955	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	1,681,300

1,410	Rock-Tenn Company	5.625%	3/15/13	BBB–	1,455,825

1,900	Tekni-Plex Inc.	10.875%	8/15/12	N/R	1,786,000
5,265	Total Containers & Packaging				4,923,125
	Diversified Telecommunication Services – 9.6%

1,690	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	1,744,925

2,560	Cincinnati Bell Inc.	8.375%	1/15/14	B2	2,646,400

2,330	Cincinnati Bell Inc.	8.750%	3/15/18	B2	2,362,038

2,960	Citizens Communications Company	9.000%	8/15/31	BB	2,900,799

1,840	Paetec Holding Corporation	8.875%	6/30/17	B1	1,899,800

50	Qwest Communications International Inc., 144A	7.125%	4/01/18	Ba3	51,875

1,605	Windstream Corporation, 144A	7.875%	11/01/17	Ba3	1,588,950
13,035	Total Diversified Telecommunication Services				13,194,787

36	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 1.1%

$2,330	Edison Mission Energy	7.625%	5/15/27	B	$1,502,850
	Electronic Equipment & Instruments – 2.0%

2,500	ViaSystems Inc., 144A	12.000%	1/15/15	B+	2,718,749
	Energy Equipment & Services – 3.6%

2,555	Crosstex Energy Finance, 144A	8.875%	2/15/18	B+	2,647,619

400	Parker Drilling Company, 144A	9.125%	4/01/18	B+	411,500

1,950	Trico Shipping AS, 144A	11.875%	11/01/14	B1	1,872,000
4,905	Total Energy Equipment & Services				4,931,119
	Health Care Providers & Services – 0.7%

850	AMR-EmCare Holding Company Inc.	10.000%	2/15/15	Ba2	897,281
	Hotels, Restaurants & Leisure – 2.7%

1,715	Dave & Busters Inc.	11.250%	3/15/14	B–	1,809,325

1,705	Harrah's Operating Company, Inc.	11.250%	6/01/17	B–	1,845,663
3,420	Total Hotels, Restaurants & Leisure				3,654,988
	Household Products – 1.6%

2,050	Norcraft Companies Finance, 144A	10.500%	12/15/15	B2	2,173,000
	Independent Power Producers & Energy Traders – 1.1%

2,080	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	1,580,800
	IT Services – 1.7%

2,730	First Data Corporation	9.875%	9/24/15	B–	2,368,275
	Machinery – 4.2%

3,016	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	2,759,639

2,655	Toys R Us Property Company Inc., 144A	10.750%	7/15/17	B+	2,973,599
5,671	Total Machinery				5,733,238
	Media – 11.5%

2,300	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC–	1,811,250

170	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	177,438

645	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	677,250

2,335	McClatchy Company, 144A	11.500%	2/15/17	B1	2,396,294

2,315	Nielsen Finance LLC Co	11.625%	2/01/14	B–	2,627,525

2,360	Sinclair Television Group, 144A	9.250%	11/01/17	B2	2,495,700

2,575	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	2,510,625

1,655	Valassis Communications Inc.	8.250%	3/01/15	B–	1,708,788

1,215	WMG Acquisition Group	9.500%	6/15/16	BB	1,304,606
15,570	Total Media				15,709,476
	Metals & Mining – 7.9%

1,945	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	1,799,125

1,165	Consol Energy Inc., 144A, (WI/DD)	8.000%	4/01/17	BB	1,202,863

1,165	Consol Energy Inc., 144A, (WI/DD)	8.250%	4/01/20	BB	1,202,863

1,640	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	1,664,600

1,950	Freeport McMoran Copper & Gold, Inc.	3.881%	4/01/15	BBB–	1,971,938

800	Steel Dynamics, Inc., 144A	7.625%	3/15/20	BB+	824,000

1,455	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	1,520,475

580	Steel Dynamics, Inc.	7.750%	4/15/16	BB+	609,000
10,700	Total Metals & Mining				10,794,864

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

March 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Utilities – 1.7%

$2,335	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC	$2,288,300
	Oil, Gas & Consumable Fuels – 11.2%

1,593	Energy XXI Gulf Coast Inc., 144A	16.000%	6/15/14	B+	1,848,172

1,360	Linn Energy LLC Finance Corporation, 144A, (WI/DD)	8.625%	4/15/20	Ba3	1,365,100

1,570	Massey Energy Company, Global Notes	6.875%	12/15/13	BB–	1,599,438

3,220	McMoran Exploration Corporation	11.875%	11/15/14	B	3,477,597

2,335	NFR Energy LLC / Finance Corporation, 144A	9.750%	2/15/17	B	2,340,838

1,715	Sandridge Energy Inc.	8.625%	4/01/15	B+	1,676,413

650	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	637,000

430	Stone Energy Corporation	6.750%	12/15/14	CCC+	380,550

2,180	W&T Offshore, Inc., 144A	8.250%	6/15/14	B+	2,049,200
15,053	Total Oil, Gas & Consumable Fuels				15,374,308
	Real Estate – 1.3%

1,685	Potlatch Corporation, 144A	7.500%	11/01/19	Ba1	1,731,338
	Specialty Retail – 1.6%

2,043	Michael's Stores	11.375%	11/01/16	CCC	2,216,655
	Trading Companies & Distributors – 1.5%

2,230	Russel Metals Inc.	6.375%	3/01/14	BB	2,098,988
	Wireless Telecommunication Services – 5.2%

1,725	Cricket Communications Inc.	10.000%	7/15/15	B–	1,802,625

835	IntelSat Jackson Holding, 144A	8.500%	11/01/19	B+	880,925

2,160	MetroPCS Wireless Inc.	9.250%	11/01/14	B	2,219,400

2,380	Sprint Capital Corporation	6.900%	5/01/19	BB–	2,189,600
7,100	Total Wireless Telecommunication Services				7,092,550
$123,692	Total Corporate Bonds (cost $114,116,984)				123,013,577

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.6%

	U.S. Treasury Bonds/Notes – 1.6%

$155	United States of America Treasury Bonds/Notes (5)	3.380%	6/30/13	AAA	$163,150

500	United States of America Treasury Bonds/Notes (5)	1.500%	12/31/13	AAA	490,938

1,500	United States of America Treasury Bills (5)	0.000%	6/24/10	AAA	1,499,562
$2,155	Total U.S. Government and Agency Obligations (cost $2,150,381)				2,153,650

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (6)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 1.4% (7)

	Semiconductors & Equipment – 1.4%

$1,904	Freescale Semiconductor Inc., Incremental Term Loan	12.500%	12/15/14	B2	$1,965,938
$1,904	Total Variable Rate Senior Loan Interests (cost $2,122,930)				1,965,938

38	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 8.7%

$11,927	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $11,926,966, collateralized by $10,980,000 U.S. Treasury Notes, 4.625%, due 11/15/16, value $12,168,036	0.000%	4/01/10	$11,926,966
	Total Short-Term Investments (cost $11,926,966)			11,926,966
	Total Investments (cost $131,588,825) – 102.5%			140,444,596
	Other Assets Less Liabilities – (2.5)%			(3,468,040)
	Net Assets – 100%			$136,976,556

Investments in Derivatives

Credit Default Swaps outstanding at March 31, 2010:

Counterparty	Referenced Entity	Buy/Sell Protection (9)	Current Credit Spread (8)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America	Boyd Gaming Corporation	Sell	12.40%	$3,200,000	5.000%	3/20/15	$(709,476)	$26,524
Barclays Bank PLC	TRW Automotive Inc.	Sell	4.58	2,350,000	5.000	3/20/15	42,274	(26,779)
Citibank	Masco Corporation	Buy	1.36	2,700,000	5.150	3/20/14	(376,193)	(376,193)
Credit Suisse	Harrah's Operating Company Inc., LCDS	Sell	3.12	1,760,000	5.000	6/20/10	9,836	203,436
Credit Suisse	Dynegy Holdings Inc.	Sell	10.87	1,000,000	5.000	3/20/14	(161,711)	(21,711)
Deutsche Bank	Aetna Inc.	Buy	.81	2,700,000	1.150	3/20/14	(35,153)	(35,153)
Goldman Sachs	K. Hovnanian Enterprises, Inc.	Sell	10.01	2,350,000	5.000	6/20/14	(345,711)	30,289
JPMorgan	Mohawk Industries, Inc.	Buy	1.50	2,700,000	3.700	3/20/14	(222,555)	(222,555)
								$(422,142)
*	Annualized.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 – Fair Value Measurements for more information.

(4)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(7)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

(8)	The credit spread generally serves as an indication of the current status of the payment/preformance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of preformance by the seller of protection.

(9)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

See accompanying notes to financial statements.

Nuveen Investments	39

Statement of Assets and Liabilities

March 31, 2010 (Unaudited)

	Short Duration	Multi-Strategy Core Bond	High Yield
Assets
Investments, at value (cost $178,545,464, $89,213,977 and $131,588,825, respectively)	$180,985,445	$90,620,661	$140,444,596
Deposits with brokers for open futures contracts (at cost, which approximates value)	475,065	30,732	—
Unrealized appreciation on forward foreign currency exchange contracts	228,767	103,687	—
Unrealized appreciation on interest rate swaps	465,748	172,985	—
Unrealized appreciation on credit default swaps	1,071,468	333,205	238,538
Credit default swaps premiums paid	33,939	21,414	69,053
Interest rate swaps premiums paid	1,900	676	—
Receivables:
Due from broker (net of amounts deemed uncollectible of $14,342, $7,996 and $0, respectively)	51,088	82,768	—
From Adviser	—	1,729	—
Interest	1,481,318	746,462	2,792,878
Investments sold	17,561,867	6,820,554	739,703
Paydowns	—	53,256	—
Reclaims	—	—	9,302
Shares sold	1,797,324	182,344	1,777,838
Other assets	322	310	700
Total assets	204,154,251	99,170,783	146,072,608
Liabilities
Cash overdraft	49,674	81,979	—
Cash overdraft denominated in foreign currencies (cost $2,641,032, $860,656 and $0, respectively)	2,661,430	867,398	—
Unrealized depreciation on forward foreign currency exchange contracts	321,215	111,556	—
Unrealized depreciation on interest rate swaps	389,671	271,296	—
Unrealized depreciation on credit default swaps	157,478	310,910	660,680
Interest rate swaps premiums received	233,955	23,512	—
Credit default swaps premiums received	1,217,866	389,025	1,445,600
Payables:
Due to broker	—	—	367,091
Dividends	292,897	134,475	390,683
Investments purchased	19,255,692	22,872,565	5,615,456
Shares redeemed	1,532,154	2,822,576	348,818
Variation margin on futures contracts	69,820	8,125	—
Accrued expenses:
Management fees	22,970	—	37,105
12b-1 distribution and service fees	50,831	20,479	37,175
Other	100,758	87,936	193,444
Total liabilities	26,356,411	28,001,832	9,096,052
Net assets	$177,797,840	$71,168,951	$136,976,556
Class A Shares
Net assets	$76,419,288	$23,718,585	$35,958,395
Shares outstanding	3,871,290	1,158,844	2,117,239
Net asset value per share	$19.74	$20.47	$16.98
Offering price per share (net asset value per share plus maximum sales charge of 2.00%, 3.75% and 4.75%, respectively, of offering price)	$20.14	$21.26	$17.83
Class B Shares
Net assets	N/A	$2,485,105	$1,554,838
Shares outstanding	N/A	120,761	91,642
Net asset value and offering price per share	N/A	$20.58	$16.97
Class C Shares
Net assets	$41,662,124	$15,936,802	$33,455,913
Shares outstanding	2,107,787	776,700	1,974,802
Net asset value and offering price per share	$19.77	$20.52	$16.94
Class R3 Shares
Net assets	$854,312	$188,721	$138,922
Shares outstanding	43,316	9,216	8,188
Net asset value and offering price per share	$19.72	$20.48	$16.97
Class I Shares
Net assets	$58,862,116	$28,839,738	$65,868,488
Shares outstanding	2,988,166	1,410,096	3,882,263
Net asset value and offering price per share	$19.70	$20.45	$16.97

Net Assets Consist of:
Capital paid-in	$176,304,626	$69,452,470	$119,127,186
Undistributed (Over-distribution of) net investment income	(1,848,449)	2,692	(1,042,498)
Accumulated net realized gain (loss) from investments	(83,127)	394,177	10,458,239
Net unrealized appreciation (depreciation) of investments	3,424,790	1,319,612	8,433,629
Net assets	$177,797,840	$71,168,951	$136,976,556

N/A – Short Duration does not offer Class B Shares.

See accompanying notes to financial statements.

40	Nuveen Investments

Statement of Operations

Six Months Ended March 31, 2010 (Unaudited)

	Short Duration	Multi-Strategy Core Bond	High Yield
Investment Income	$2,329,727	$1,511,168	$7,739,262
Expenses
Management fees	283,532	138,887	465,107
12b-1 service fees – Class A	79,948	22,392	46,825
12b-1 distribution and service fees – Class B	N/A	12,451	8,404
12b-1 distribution and service fees – Class C	173,300	67,772	166,670
12b-1 distribution and service fees – Class R3	1,782	460	340
Shareholders’ servicing agent fees and expenses	40,793	17,161	86,227
Custodian’s fees and expenses	48,783	45,629	23,705
Trustees’ fees and expenses	1,345	742	2,267
Professional fees	18,472	19,609	33,965
Shareholders’ reports – printing and mailing expenses	25,070	13,551	44,980
Federal and state registration fees	59,224	48,071	59,358
Other expenses	15,766	23,313	50,023
Total expenses before custodian fee credit and expense reimbursement	748,015	410,038	987,871
Custodian fee credit	(29)	(13)	(85)
Expense reimbursement	(152,907)	(147,042)	(195,948)
Net expenses	595,079	262,983	791,838
Net investment income	1,734,648	1,248,185	6,947,424
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	1,086,811	1,230,990	13,109,764
Forward foreign currency exchange contracts	(246,227)	(142,759)	—
Futures contracts	(387,233)	(221,357)	—
Options written	20,160	12,096	—
Swaps	(304,393)	(292,135)	61,339
Swaptions written	10,130	5,559	—
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(157,083)	(757,969)	(4,903,039)
Forward foreign currency exchange contracts	(56,194)	30,983	—
Futures contracts	214,403	28,631	—
Options written	(19,500)	(11,700)	—
Swaps	907,126	444,746	320,947
Swaptions written	25,200	12,600	—
Net realized and unrealized gain (loss)	1,093,200	339,685	8,589,011
Net increase (decrease) in net assets from operations	$2,827,848	$1,587,870	$15,536,435

N/A – Short Duration does not offer Class B Shares.

See accompanying notes to financial statements.

Nuveen Investments	41

Statement of Changes in Net Assets (Unaudited)

	Short Duration		Multi-Strategy Core Bond		High Yield
	Six Months Ended 3/31/10	Year Ended 9/30/09	Six Months Ended 3/31/10	Year Ended 9/30/09	Six Months Ended 3/31/10	Year Ended 9/30/09
Operations
Net investment income	$1,734,648	$1,656,399	$1,248,185	$2,137,186	$6,947,424	$12,247,648
Net realized gain (loss) from:
Investments and foreign currency	1,086,811	165,510	1,230,990	2,209,681	13,109,764	(9,819,964)
Forward foreign currency exchange contracts	(246,227)	(194)	(142,759)	69,336	—	—
Futures contracts	(387,233)	431,456	(221,357)	5,743	—	245,299
Options written	20,160	11,152	12,096	16,728	—	—
Swaps	(304,393)	(280,031)	(292,135)	(846,410)	61,339	(12,564,076)
Swaptions written	10,130	(124,234)	5,559	(156,462)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(157,083)	2,912,957	(757,969)	2,570,820	(4,903,039)	23,210,400
Forward foreign currency exchange contracts	(56,194)	(117,620)	30,983	(172,312)	—	—
Futures contracts	214,403	(171,727)	28,631	(95,104)	—	(14,152)
Options written	(19,500)	19,500	(11,700)	11,700	—	—
Swaps	907,126	206,176	444,746	(218,663)	320,947	4,373,617
Swaptions written	25,200	(29,395)	12,600	(22,442)	—	—
Net increase (decrease) from operations	2,827,848	4,679,949	1,587,870	5,509,801	15,536,435	17,678,772
Distributions to Shareholders
From undistributed net investment income:
Class A	(1,384,388)	(1,239,633)	(475,643)	(602,256)	(1,549,342)	(2,371,574)
Class B	N/A	N/A	(54,715)	(90,074)	(63,997)	(140,140)
Class C	(620,677)	(545,395)	(305,481)	(238,878)	(1,280,378)	(1,801,579)
Class R3	(14,337)	(15,588)	(4,500)	(6,877)	(5,555)	(9,511)
Class I	(1,122,861)	(811,528)	(628,680)	(1,445,316)	(3,617,429)	(7,086,325)
From accumulated net realized gains:
Class A	—	—	(16,686)	(125,105)	—	—
Class B	N/A	N/A	(2,296)	(21,683)	—	—
Class C	—	—	(12,043)	(38,816)	—	—
Class R3	—	—	(171)	(1,602)	—	—
Class I	—	—	(20,247)	(442,996)	—	—
From tax return of capital:
Class A	—	—	—	—	—	(496,961)
Class B	N/A	N/A	—	—	—	(33,282)
Class C	—	—	—	—	—	(414,306)
Class R3	—	—	—	—	—	(2,079)
Class I	—	—	—	—	—	(1,450,408)
Decrease in net assets from distributions to shareholders	(3,142,263)	(2,612,144)	(1,520,462)	(3,013,603)	(6,516,701)	(13,806,165)
Fund Share Transactions
Proceeds from sale of shares	131,512,257	102,074,997	32,484,736	34,724,796	35,875,926	113,340,687
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,535,783	1,205,766	679,618	1,021,299	3,512,182	7,527,982
	133,048,040	103,280,763	33,164,354	35,746,095	39,388,108	120,868,669
Cost of shares redeemed	(52,575,351)	(41,230,133)	(10,240,555)	(50,439,988)	(95,582,048)	(63,599,542)
Net increase (decrease) in net assets from Fund share transactions	80,472,689	62,050,630	22,923,799	(14,693,893)	(56,193,940)	57,269,127
Capital contribution from Adviser	—	27,589	—	—	—	—
Net increase (decrease) in net assets	80,158,274	64,146,024	22,991,207	(12,197,695)	(47,174,206)	61,141,734
Net assets at the beginning of period	97,639,566	33,493,542	48,177,744	60,375,439	184,150,762	123,009,028
Net assets at the end of period	$177,797,840	$97,639,566	$71,168,951	$48,177,744	$136,976,556	$184,150,762
Undistributed (Over-distribution of) net investment income at the end of period	$(1,848,449)	$(440,834)	$2,692	$223,526	$(1,042,498)	$(1,473,221)

N/A – Short Duration does not offer Class B Shares.

See accompanying notes to financial statements.

42	Nuveen Investments

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust III (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Short Duration Bond Fund (“Short Duration”), Nuveen Multi-Strategy Core Bond Fund (“Multi-Strategy Core Bond”) and Nuveen High Yield Bond Fund (“High Yield”) (collectively, the “Funds”). The Trust was organized as a Massachusetts business trust in 1998.

Effective January 31, 2010, Nuveen Multi-Strategy Core Bond Fund changed its name from Nuveen Multi-Strategy Income Fund. There have been no changes in the Fund’s investment objectives, policies or portfolio management personnel.

Short Duration’s investment objective is to provide high current income consistent with minimal fluctuations of principal. Under normal market conditions, the Fund invests at least 80% of its net assets in short duration securities using a risk-controlled, multi-strategy approach that invests across multiple sectors of the taxable fixed-income market. Typically, the Fund’s average duration will be between approximately one and two years but it will not exceed three years.

Multi-Strategy Core Bond’s investment objective is to provide total return by investing in fixed-income securities. Under normal market conditions, the Fund invests at least 80% of its net assets in fixed-income securities using a risk-controlled, multi-strategy approach that invests across multiple sectors of the taxable fixed-income market. Typically, the Fund’s average duration will be five years or less and is not expected to be more than six years.

Short Duration and Multi-Strategy Core Bond principally invest in corporate debt securities, including bonds, notes and debentures; U.S. government securities; mortgage-related securities issued by governments, their agencies or instrumentalities, or corporations; asset-backed securities; and non-U.S. debt securities. Short Duration and Multi-Strategy Core Bond normally invests at least 80% and 75%, respectively, of their net assets in securities rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency and unrated securities judged to be of comparable quality by Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). Short Duration and Multi-Strategy Core Bond may invest up to 35% of their net assets in debt securities issued by non-U.S. companies. Although a substantial majority of the assets of Short Duration and Multi-Strategy Core Bond are invested in U.S. dollar-denominated securities, up to 20% of the their net assets may have non-U.S. dollar currency exposure from non-U.S. dollar-denominated securities and currency derivatives, calculated on an absolute notional basis (i.e., adding together the absolute value of net long and net short exposures to individual non-U.S. dollar currencies). On a net basis (netting out long and short non-U.S. currency exposures in the aggregate), Short Duration’s and Multi-Strategy Core Bond’s non-U.S. dollar exposure will not exceed 5% of net assets. Short Duration and Multi-Strategy Core Bond also may invest up to 20% and 25%, respectively, of their net assets in securities rated below investment grade (BB/Ba or lower) at the time of purchase, which are commonly referred to as “high yield,” “high risk” or “junk” bonds. In addition, Short Duration and Multi-Strategy Core Bond may engage in repurchase, reverse repurchase and forward purchase agreements.

In an effort to enhance returns and manage risk, Short Duration and Multi-Strategy Core Bond also employ a variety of strategies that may include the use of futures, options, swaps, credit derivatives and other derivatives to create debt or non-U.S. currency exposures designed to take advantage of the Adviser’s outlook for the global economic environment and the expected relative performance of different sectors of and securities in the fixed-income market.

High Yield’s investment objective is to maximize total return by investing in a diversified portfolio of high yield debt securities. Under normal market conditions, High Yield invests at least 80% of its net assets in U.S. and non-U.S. corporate high yield debt securities, including zero coupon, payment in-kind, corporate loans and convertible bonds. These securities generally are rated BB/Ba or below at the time of purchase by independent rating agencies or are unrated but judged to be of comparable quality by the Adviser. These below investment grade securities are commonly referred to as “high yield,” “high risk” or “junk” bonds. In addition to investing in U.S. and non-U.S. corporate high yield debt securities, the Fund may also invest in U.S. and non-U.S. corporate investment grade securities; U.S. government securities, including U.S. Treasury securities and securities issued by U.S. government agencies or instrumentalities; and cash equivalents and other short duration investments. In an effort to hedge risk, enhance returns, or as a substitute for a position in the underlying asset, the Fund also may invest in futures, options, interest rate or total return swaps, credit derivatives or other derivative instruments. In doing so, the Fund may, in certain circumstances, invest a substantial portion of its assets in such derivative instruments. Substantially all of the Fund’s assets will be invested in U.S. dollar-denominated securities. In building the Fund’s investment portfolio from these individual securities, the Adviser seeks to diversify the portfolio’s holdings across multiple factors, including individual issuers and industries, to manage the inherent credit risk associated with a high yield debt strategy.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of fixed-income securities and derivative instruments in each Fund’s investment portfolio are generally provided by one or more independent pricing services approved by the Fund’s Board of Trustees. The pricing services typically value exchange-listed securities at the last sales price on that day; and value bonds and other securities traded in the over-the-counter (“OTC”) market at the mean of the bid and asked prices when current quotations are readily available. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. Prices of interest rate swaps are provided

Nuveen Investments	43

Notes to Financial Statements (Unaudited) (continued)

by an independent pricing service approved by each Fund’s Board of Trustees. Credit default swaps are valued using a market quote provided by major broker/dealers in such investments. Total return swaps are valued by comparing the return of the underlying index, bonds or groups of bonds at the valuation date with the value at the original effective date of the contract. Exchange traded options are valued on last price or the average of the bid/ask if no trades occurred. OTC option values are modeled using market implied volatilities. When market price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Fund’s Board of Trustees, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Fund’s net asset value (NAV) is determined, or if under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on the Fund’s NAV, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Fund’s Board of Trustees. Repurchase agreements are valued at amortized cost, which approximates value.

The senior and subordinated loans in which the Funds invest are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed-income securities. Consequently, the value of senior and subordinated loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that loan.

Investment Transactions

Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2010, Short Duration, Multi-Strategy Core Bond and High Yield had outstanding when-issued/delayed delivery purchase commitments of $1,021,216, $15,441,285 and $5,615,456, respectively.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting charges to an original senior loan agreement and are recognized when received.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Sales Charges and 12b-1 Fees

Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares is subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class R3 Shares are sold without an up-front sales charge but incur a .50% annual 12b-1 distribution and service fee. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

44	Nuveen Investments

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Dollar Roll Transactions

Each Fund is authorized to enter into dollar roll transactions (“dollar rolls”) in which a Fund purchases or sells mortgage-backed securities (“MBS”) for delivery in the future and simultaneously contracts to sell or repurchase substantially similar (same type, coupon, and maturity) MBS on a different specified future date. Dollar rolls are identified in the Portfolio of Investments as “MDR” for each of the Funds, when applicable. During the roll period, the Fund foregoes principal and interest paid on the MBS. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Such compensation is amortized over the life of the dollar rolls and is recognized as a component of “Investment Income” on the Statement of Operations. Dollar rolls are valued daily. Multi-Strategy Core Bond invested in dollar rolls during the six months ended March 31, 2010.

Dollar rolls involve the risk that the market value of the MBS the Fund is obligated to repurchase under an agreement may decline below the repurchase price. These transactions also involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Foreign Currency Transactions

Each Fund is authorized to engage in foreign currency exchange transactions, including foreign currency forward, futures, options and swap contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Funds and the amounts actually received.

The realized and unrealized gains or losses resulting from changes in foreign exchange rates are recognized as a component of “Net realized gain (loss) from investments and foreign currency” and “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable.

Forward Foreign Currency Exchange Contracts

Each Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives and is authorized to enter into forward foreign currency exchange contracts in an attempt to manage such risk under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. exchange rate of the transaction, with such period being a shortdated contract covering the period between transaction date and settlement date; or (ii) when the Adviser, believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar or against another foreign currency. Forward foreign currency exchange contracts are valued daily at the forward rate and are recognized as “Unrealized appreciation or depreciation on forward foreign currency exchange contracts” on the Statement of Assets and Liabilities. The change in value of the contracts during the reporting period is recognized as a component of “Change in net unrealized appreciation (depreciation) of forward foreign currency exchange contracts” on the Statement of Operations. When the contract is closed or offset with the same counterparty, a Fund recognizes the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset as “Net realized gain (loss) from forward foreign currency exchange contracts” on the Statement of Operations.

Forward foreign currency exchange contracts will generally not be entered into for terms greater than three months, but may have maturities of up to six months or more. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of unrealized gain or loss reflected on the Statement of Assets and Liabilities. High Yield did not invest in forward foreign currency exchange contracts during the six months ended March 31, 2010.

Nuveen Investments	45

Notes to Financial Statements (Unaudited) (continued)

The average number of forward foreign currency exchange contracts outstanding during the six months ended March 31, 2010, was as follows:

	Short Duration	Multi- Strategy Core Bond
Average number of forward foreign currency exchange contracts outstanding	19	19

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on forward foreign currency exchange contract activity.

Futures Contracts

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in an attempt to manage such risk. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Deposits with brokers for open futures contracts” on the Statement of Assets and Liabilities. Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recorded as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract and is recognized as “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into and is recognized as “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices. High Yield did not invest in futures contracts during the six months ended March 31, 2010.

The average number of futures contracts outstanding during the six months ended March 31, 2010, was as follows:

	Short Duration	Multi- Strategy Core Bond
Average number of futures contracts outstanding	248	69

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on futures contract activity.

Options Transactions

Each Fund is subject to foreign currency exchange rate risk and interest rate risk in the normal course of pursuing its investment objectives and is authorized to purchase and write (sell) call and put options on securities, futures, swaps (“swaptions”) or currencies in an attempt to manage such risks. The purchase of options involves the risk of loss of all or a part of the cash paid for the options. Options purchased are accounted for in the same manner as portfolio securities. The risk associated with purchasing options is limited to the premium paid. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a component of “Call and/or Put options and/or swaptions written, at value” on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option expires or a Fund enters into a closing purchase transaction. The changes in value of the options written during the reporting period are recognized as “Change in net unrealized appreciation (depreciation) of options and/or swaptions written” on the Statement of Operations. When a call or put option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as “Net realized gain (loss) from options and/or swaptions written” on the Statement of Operations. The Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. High Yield did not enter into option or swaption transactions during the six months ended March 31, 2010.

The Fund did not purchase call or put options or swaptions during the six months ended March 31, 2010. The average number of option and swaption contracts written outstanding during the six months ended March 31, 2010, was as follows:

	Short Duration		Multi- Strategy Core Bond
Average number of option contracts written outstanding*	10	**	6	**

46	Nuveen Investments

	Short Duration		Multi- Strategy Core Bond
Average number of swaption contracts written outstanding*	1	**	1	**
*	Includes both calls and puts, where applicable.
**	The average number of contracts is calculated based on the outstanding contracts at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year. The Funds were not invested in written options or swaptions at the end of the current period.

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on options activity.

Swap Contracts

Each Fund is authorized to enter into swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and policies in an attempt to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. In connection with these contracts, securities in the Funds’ portfolios of investments may be identified as collateral in accordance with the terms of the respective swap contract. Interest rate swap contracts involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments with respect to a specified notional amount of principal). Interest rate swap contracts are valued daily. The Funds accrue daily the periodic payments expected to be paid and received on each interest rate swap contract and recognize the daily change in the market value of the Funds’ contractual rights and obligations under the contracts. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as “Unrealized appreciation or depreciation on interest rate swaps” with the change during the fiscal period recognized on the Statement of Operations as a component of “Change in net unrealized appreciation (depreciation) of swaps.” Income received or paid by the Funds is recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations, in addition to the net realized gains or losses recognized upon the termination of an interest rate swap contract and are equal to the difference between the Funds’ basis in the interest rate swap and the proceeds from (or cost of) the closing transaction. The amount of the payment obligation is based on the notional amount of the interest rate swap contract. Payments received or made at the beginning of the measurement period are recognized as “Interest rate swap premiums paid and/or received” on the Statement of Assets and Liabilities. For tax purposes, periodic payments are treated as ordinary income or expense. High Yield did not invest in interest rate swap contracts during the six months ended March 31, 2010.

The average number of interest rate swap contracts outstanding during the six months ended March 31, 2010, was as follows:

	Short Duration	Multi- Strategy Core Bond
Average number of interest rate swap contracts outstanding	21	20

Each Fund is subject to credit risk in the normal course of pursuing its investment objectives. A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. As a purchaser of a credit default swap contract, the Fund pays to the counterparty a periodic interest fee based on the notional amount of the credit default swap. This interest fee is accrued daily and recognized with the daily change in the market value of the contract as a component of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities and is recorded as a realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund is obligated to deliver that security, or an equivalent amount of cash, to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as a realized gain. Payments received or made at the beginning of the measurement period are recognized as “Credit default swap premiums paid and/or received” on the Statement of Assets and Liabilities. As a seller of a credit default swap contract, the Fund generally receives from the counterparty a periodic interest fee based on the notional amount of the credit default swap. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized gain upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either receive that security, or an equivalent amount of cash, from the counterparty in exchange for payment of the notional amount to the counterparty, or pay a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received and the notional amount paid is recorded as a realized loss. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “change in net unrealized appreciation (depreciation) of swaps. Realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations. The maximum potential amount of future payments the Fund could incur as a seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

Nuveen Investments	47

Notes to Financial Statements (Unaudited) (continued)

The average notional amount of credit default swap contracts outstanding during the six months ended March 31, 2010, was as follows:

	Short Duration	Multi- Strategy Core Bond	High Yield
Average notional amount of credit default swap contracts outstanding	$14,339,000	$9,445,067	$23,050,000

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on swap contract activity.

Each Fund is subject to price risk in the normal course of pursuing its investment objectives. A Fund may enter into total return swaps to manage its exposure to the market or certain sectors of the market, or to create exposure to certain debt securities to which it is otherwise not exposed. Total return swap contracts involve commitments to pay interest in exchange for a market-linked return, both based on specified notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of offsetting the interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Payments received or made at the beginning of the measurement period are recognized as “Total return swap premiums paid and/or received” on the Statement of Assets and Liabilities. As a seller of a total return swap contract, the Fund generally receives from the counterparty a periodic interest fee based on the notional amount of the total return swap. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized gain upon payment. None of the Funds invested in total return swap contracts during the fiscal year ended March 31, 2010.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

48	Nuveen Investments

statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of March 31, 2010:

Short Duration	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$47,474,566	$—	$47,474,566
U.S. Government and Agency Obligations	86,769,272	3,488,413	—	90,257,685
Asset-Backed Securities	—	24,769,834	1,127,790	25,897,624
Sovereign Debt	—	8,485,346	—	8,485,346
Structured Notes	—	1,616,965	—	1,616,965
Variable Rate Senior Loan Interests	—	144,550	—	144,550
Short-Term Investments	7,108,709	—	—	7,108,709
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(92,448)	—	(92,448)
Interest Rate Swaps*	—	(145,631)	221,708	76,077
Credit Default Swaps*	—	913,990	—	913,990
Futures Contracts*	95,890	—	—	95,890
Total	$93,973,871	$86,655,585	$1,349,498	$181,978,954

Multi-Strategy Core Bond	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$102,250	$—	$102,250
Corporate Bonds	—	22,437,673	8,000	22,445,673
U.S. Government and Agency Obligations	22,440,904	1,815,089	—	24,255,993
Asset-Backed and Mortgage-Backed Securities	—	32,993,776	424,049	33,417,825
Preferred Securities**	—	8,205	—	8,205
Sovereign Debt	—	4,243,587	—	4,243,587
Municipal Bonds	—	158,159	—	158,159
Structured Notes	—	600,587	—	600,587
Variable Rate Senior Loan Interests	—	51,625	—	51,625
Short-Term Investments	5,336,757	—	—	5,336,757
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(7,869)	—	(7,869)
Interest Rate Swaps*	—	(177,295)	78,984	(98,311)
Credit Default Swaps*	—	22,295	—	22,295
Futures Contracts*	(1,611)	—	—	(1,611)
Total	$27,776,050	$62,248,082	$511,033	$90,535,165

High Yield	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$1,384,465	$—	$1,384,465
Corporate Bonds	—	122,928,577	85,000	123,013,577
U.S. Government and Agency Obligations	2,153,650	—	—	2,153,650
Variable Rate Senior Loan Interests	—	1,965,938	—	1,965,938
Short-Term Investments	11,926,966	—	—	11,926,966
Derivatives:
Credit Default Swaps*	—	(422,142)	—	(422,142)
Total	$14,080,616	$125,856,838	$85,000	$140,022,454
*	Represents net unrealized appreciation (depreciation).
**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

Nuveen Investments	49

Notes to Financial Statements (Unaudited) (continued)

The following is a reconciliation of each Fund’s Level 3 investments held at the beginning and end of the measurement period:

Short Duration	Level 3 Asset-Backed Securities	Level 3 Interest Rate Swaps*	Level 3 Total
Balance at the beginning of period	$—	$—	$—
Gains (losses):
Net realized gains (losses)	(49)	—	(49)
Net change in unrealized appreciation (depreciation)	(12,787)	—	(12,787)
Net purchases at cost (sales at proceeds)	1,140,626	221,708	1,140,626
Net discounts (premiums)	—	—	—
Net transfers in to (out of) at end of period fair value	—	—	221,708
Balance at the end of period	$1,127,790	$221,708	$1,349,498
*	Represents net unrealized appreciation (depreciation).

Multi-Strategy Core Bond	Level 3 Corporate Bonds	Level 3 Asset-Backed Securities	Level 3 Interest Rate Swaps*	Level 3 Total
Balance at the beginning of period	$—	$—	$—	$—
Gains (losses):
Net realized gains (losses)	—	(18)	—	(18)
Net change in unrealized appreciation (depreciation)	—	(4,808)	—	(4,808)
Net purchases at cost (sales at proceeds)	—	428,875	78,984	428,875
Net discounts (premiums)	—	—	—	—
Net transfers in to (out of) at end of period fair value	8,000	—	—	86,984
Balance at the end of period	$8,000	$424,049	$78,984	$511,033
*	Represents net unrealized appreciation (depreciation).

High-Yield	Level 3 Corporate Bonds
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	85,000
Balance at the end of period	$85,000

“Change in net unrealized appreciation (depreciation) of investments and foreign currency” and “change in net unrealized appreciation (depreciation) of swaps” presented on the Statement of Operations includes net unrealized appreciation (depreciation) related to securities classified as Level 3 at period end as follows:

	Short Duration	Multi-Strategy Core Bond	High Yield
Level 3 net appreciation (depreciation)	$208,921	$68,876	$(56,313)

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund has invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 – General Information and Significant Accounting Policies.

50	Nuveen Investments

The following tables present the fair value of all derivative instruments held by the Funds as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Short Duration

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value

Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$228,767	Unrealized depreciation on forward foreign currency exchange contracts	$321,215
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	103,325	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	7,435
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	1,282,157	Unrealized depreciation on interest rate swaps**	1,206,080
Credit	Swaps	Unrealized appreciation on credit default swaps**	1,158,457	Unrealized depreciation on credit default swaps**	244,467
Total			$2,772,706		$1,779,197
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.
**	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

Multi-Strategy Core Bond

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value

Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$103,687	Unrealized depreciation on forward foreign currency exchange contracts	$111,556
Interest Rate	Futures Contracts	—	—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	1,611
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	467,502	Unrealized depreciation on interest rate swaps**	565,813
Credit	Swaps	Unrealized appreciation on credit default swaps**	333,205	Unrealized depreciation on credit default swaps**	310,910
Total			$904,394		$989,890
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.
**	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

High Yield

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value

Credit	Swaps	Unrealized appreciation on credit default swaps*	$260,249	Unrealized depreciation on credit default swaps*	$682,391
*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

Nuveen Investments	51

Notes to Financial Statements (Unaudited) (continued)

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended March 31, 2010, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Forward Foreign Currency Exchange Contracts	Short Duration	Multi-Strategy Core Bond	High Yield
Risk Exposure
Foreign Currency Exchange Rate	$(246,227)	$(142,759)	$—

Net Realized Gain (Loss) from Futures Contracts	Short Duration	Multi-Strategy Core Bond	High Yield
Risk Exposure
Interest Rate	$(387,233)	$(221,357)	$—

Net Realized Gain (Loss) from Options Written	Short Duration	Multi-Strategy Core Bond	High Yield
Risk Exposure
Interest Rate	$20,160	$12,096	$—

Net Realized Gain (Loss) from Swaps	Short Duration	Multi-Strategy Core Bond	High Yield
Risk Exposure
Interest Rate	$(360,135)	$(330,695)	$—
Credit	55,742	38,560	61,339
Total	$(304,393)	$(292,135)	$61,339

Net Realized Gain (Loss) from Swaptions Written	Short Duration	Multi-Strategy Core Bond	High Yield
Risk Exposure
Interest Rate	$10,130	$5,559	$—

Change in Net Unrealized Appreciation (Depreciation) of Forward Foreign Currency Exchange Contracts	Short Duration	Multi-Strategy Core Bond	High Yield
Risk Exposure
Foreign Currency Exchange Rate	$(56,194)	$30,983	$—

Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts	Short Duration	Multi-Strategy Core Bond	High Yield
Risk Exposure
Interest Rate	$214,403	$28,631	$—

Change in Net Unrealized Appreciation (Depreciation) of Options Written	Short Duration	Multi-Strategy Core Bond	High Yield
Risk Exposure
Interest Rate	$(19,500)	$(11,700)	$—

Change in Net Unrealized Appreciation (Depreciation) of Swaps	Short Duration	Multi-Strategy Core Bond	High Yield
Risk Exposure
Interest Rate	$463,299	$357,067	$—
Credit	443,827	87,679	320,947
Total	$907,126	$444,746	$320,947

Change in Net Unrealized Appreciation (Depreciation) of Swaptions Written	Short Duration	Multi-Strategy Core Bond	High Yield
Risk Exposure
Interest Rate	$25,200	$12,600	$—

52	Nuveen Investments

4. Fund Shares

Transactions in Fund shares were as follows:

	Short Duration
	Six Months Ended 3/31/10		Year Ended 9/30/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	3,401,777	$67,438,712	3,004,226	$57,897,705
Class C	1,033,643	20,503,051	1,198,374	23,098,270
Class R3	10,135	200,329	25,434	485,768
Class I	2,188,752	43,370,165	1,072,928	20,593,254
Shares issued to shareholders due to reinvestment of distributions:
Class A	45,923	907,625	38,238	734,790
Class C	21,173	418,941	15,497	299,182
Class R3	51	1,005	—	—
Class I	10,557	208,212	8,935	171,794
	6,712,011	133,048,040	5,363,632	103,280,763
Shares redeemed:
Class A	(1,988,426)	(39,456,941)	(1,171,616)	(22,470,079)
Class C	(222,456)	(4,416,272)	(355,839)	(6,838,308)
Class R3	—	—	—	—
Class I	(436,870)	(8,702,138)	(624,387)	(11,921,746)
	(2,647,752)	(52,575,351)	(2,151,842)	(41,230,133)
Net increase (decrease)	4,064,259	$80,472,689	3,211,790	$62,050,630

	Multi-Strategy Core Bond
	Six Months Ended 3/31/10		Year Ended 9/30/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	704,793	$14,500,281	765,201	$14,552,874
Class A – automatic conversion of Class B Shares	—	—	4,104	79,132
Class B	17,161	354,263	56,642	1,073,292
Class C	285,569	5,893,127	536,066	10,371,707
Class R3	265	5,436	1,052	21,582
Class I	567,801	11,731,629	441,252	8,626,209
Shares issued to shareholders due to reinvestment of distributions:
Class A	15,239	312,706	20,396	387,179
Class B	2,058	42,440	3,929	75,611
Class C	9,426	193,823	5,968	116,061
Class R3	28	582	4	74
Class I	6,351	130,067	23,651	442,374
	1,608,691	33,164,354	1,858,265	35,746,095
Shares redeemed:
Class A	(234,683)	(4,850,783)	(472,361)	(9,121,286)
Class B	(16,306)	(338,427)	(20,728)	(400,121)
Class B – automatic conversion to Class A Shares	—	—	(4,052)	(79,132)
Class C	(72,756)	(1,503,649)	(120,259)	(2,309,575)
Class R3	(7)	(147)	—	—
Class I	(170,041)	(3,547,549)	(2,048,728)	(38,529,874)
	(493,793)	(10,240,555)	(2,666,128)	(50,439,988)
Net increase (decrease)	1,114,898	$22,923,799	(807,863)	$(14,693,893)

Nuveen Investments	53

Notes to Financial Statements (Unaudited) (continued)

	High Yield
	Six Months Ended 3/31/10		Year Ended 9/30/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	558,610	$9,318,402	2,340,250	$33,280,190
Class A – automatic conversion of Class B Shares	2,061	34,168	1,962	28,035
Class B	2,849	48,245	15,390	218,470
Class C	359,071	5,957,082	1,327,279	18,635,505
Class R3	—	—	—	—
Class I	1,233,471	20,518,029	4,447,362	61,178,487
Shares issued to shareholders due to reinvestment of distributions:
Class A	58,047	967,429	109,532	1,547,761
Class B	2,225	37,019	5,738	80,038
Class C	37,939	630,890	69,574	980,987
Class R3	—	—	—	—
Class I	113,008	1,876,844	350,471	4,919,196
	2,367,281	39,388,108	8,667,558	120,868,669
Shares redeemed:
Class A	(1,097,801)	(18,203,379)	(1,175,736)	(16,676,662)
Class B	(19,547)	(325,866)	(63,919)	(912,201)
Class B – automatic conversion to Class A Shares	(2,063)	(34,168)	(1,963)	(28,035)
Class C	(416,881)	(6,930,663)	(627,810)	(8,890,931)
Class R3	—	—	—	—
Class I	(4,173,229)	(70,087,972)	(2,659,622)	(37,091,713)
	(5,709,521)	(95,582,048)	(4,529,050)	(63,599,542)
Net increase (decrease)	(3,342,240)	$(56,193,940)	4,138,508	$57,269,127

5. Investment Transactions

Purchases and sales (including maturities but excluding derivative, dollar roll and put and call option and swaption transactions and short-term investments) for the six months ended March 31, 2010, were as follows:

	Short Duration	Multi- Strategy Core Bond	High Yield
Purchases:
Investment securities	$62,934,185	$55,045,647	$104,752,495
U.S. Government and agency obligations	67,519,969	24,156,450	1,498,703
Sales and maturities:
Investment securities	30,939,396	46,905,844	155,858,767
U.S. Government and agency obligations	21,686,424	11,597,643	9,409,020

Transactions in call and put options written for Short Duration and Multi-Strategy Core Bond during the six months ended March 31, 2010, were as follows:

	Short Duration		Multi-Strategy Core Bond
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of period	30	$20,250	18	$12,150
Options written	30	20,160	18	12,096
Options terminated in closing purchase transactions	(30)	(20,160)	(18)	(12,096)
Options expired	(30)	(20,250)	(18)	(12,150)
Options outstanding, end of period	—	$—	—	$—

Transactions in call and put swaptions written for Short Duration and Multi-Strategy Core Bond during the six months ended March 31, 2010, were as follows:

	Short Duration		Multi-Strategy Core Bond
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Swaptions outstanding, beginning of period	1	$39,760	1	$19,880
Swaptions written	10	178,381	10	70,602
Swaptions terminated in closing purchase transactions	(6)	(128,950)	(6)	(55,181)
Swaptions expired	(5)	(89,191)	(5)	(35,301)
Swaptions outstanding, end of the period	—	$—	—	$—

54	Nuveen Investments

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At March 31, 2010, the cost of investments was as follows:

	Short Duration	Multi- Strategy Core Bond	High Yield
Cost of investments	$179,550,212	$89,251,157	$131,657,041

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

	Short Duration	Multi- Strategy Core Bond	High Yield
Gross unrealized:
Appreciation	$2,279,958	$1,676,094	$10,125,278
Depreciation	(844,725)	(306,590)	(1,337,723)
Net unrealized appreciation (depreciation) of investments	$1,435,233	$1,369,504	$8,787,555

The tax components of undistributed net ordinary income and net long-term capital gains at September 30, 2009, the Funds’ last tax year end, were as follows:

	Short Duration	Multi- Strategy Core Bond	High Yield
Undistributed net ordinary income*	$571,871	$637,134	$—
Undistributed net long-term capital gains	—	—	—

* Undistributed net ordinary income has not been reduced for the dividend declared on September 10, 2009, paid on October 1, 2009. Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended September 30, 2009, was designated for purposes of the dividends paid deduction as follows:

	Short Duration	Multi- Strategy Core Bond	High Yield
Distributions from net ordinary income*	$2,405,917	$3,058,328	$10,974,688
Distributions from net long-term capital gains	—	47,004	—
Tax return of capital	—	—	2,397,036

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

At September 30, 2009, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Short Duration	High Yield
Expiration:
September 30, 2014	$54,933	$87,327
September 30, 2015	141,618	131,724
September 30, 2016	—	139,565
September 30, 2017	48,855	6,367,477
Total	$245,406	$6,726,093

The Funds have elected to defer net realized losses from investments incurred from November 1, 2008 through September 30, 2009, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Short Duration	Multi- Strategy Core Bond	High Yield
Post-October capital losses	$451,023	$176,923	$15,989,476
Post-October currency losses	—	5,753	—

Nuveen Investments	55

Notes to Financial Statements (Unaudited) (continued)

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a fund-level Fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Net Assets*	Short Duration Fund-Level Fee Rate	Multi-Strategy Core Bond Fund-Level Fee Rate	High Yield Fund-Level Fee Rate
For the first $125 million	.2000%	.3000%	.4000%
For the next $125 million	.1875	.2875	.3875
For the next $250 million	.1750	.2750	.3750
For the next $500 million	.1625	.2625	.3625
For the next $1 billion	.1500	.2500	.3500
For net assets over $2 billion	.1250	.2250	.3250

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445
*	The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fees, daily managed assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and investments in the residual interest certificates also called inverse floating rate securities in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of March 31, 2010, the complex-level fee rate was .1867%.

During the period October 1, 2009, through January 31, 2010, the Adviser agreed to reimburse all expenses for each fund other than management fees, 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses. Effective February 1, 2010, the Adviser has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding management fees, 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table.

	Current Expense Cap	Current Expense Cap Expiration Date
Short Duration	.600%	January 31, 2011
Multi-Strategy Core Bond	.700%	January 31, 2011
High Yield	.950%	January 31, 2011

The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

56	Nuveen Investments

During the six months ended March 31, 2010, Nuveen Investments, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Short Duration	Multi- Strategy Core Bond	High Yield
Sales charges collected	$142,462	$108,427	$98,605
Paid to financial intermediaries	125,813	95,647	88,281

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended March 31, 2010, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Short Duration	Multi- Strategy Core Bond	High Yield
Commission advances	$222,337	$66,353	$50,094

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended March 31, 2010, the Distributor retained such 12b-1 fees as follows:

	Short Duration	Multi- Strategy Core Bond	High Yield
12b-1 fees retained	$128,749	$56,652	$85,585

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended March 31, 2010, as follows:

	Short Duration	Multi- Strategy Core Bond	High Yield
CDSC retained	$11,669	$6,407	$16,706

At March 31, 2010, Nuveen owned 7,696, 7,874 and 8,188 shares of Class R3 of Short Duration, Multi-Strategy Core Bond and High Yield, respectively.

8. New Accounting Pronouncements

Fair Value Measurements

On January 21, 2010, the Financial Accounting Standards Board issued changes to the authoritative guidance under generally accepted accounting principles for fair value measurements. The objective of this guidance is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for both Level 2 and Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements in the Level 3 rollforward must be shown on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

9. Subsequent Events

Dividends and Distributions — Policy Change

Effective April 1, 2010, each Fund began declaring dividends from its net investment income daily. Each Fund will continue to pay such dividends monthly, and Fund shareholders will begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the Funds’ transfer agent.

Nuveen Investments	57

Notes to Financial Statements (Unaudited) (continued)

Distributions to Shareholders

The Funds declared dividend distributions from their net investment income for the period April 1, 2010 through April 30, 2010, which were paid on May 3, 2010, to daily shareholders of record as follows:

	Short Duration		Multi-Strategy Core Bond		High Yield
	Daily Distribution	Monthly Distribution	Daily Distribution	Monthly Distribution	Daily Distribution	Monthly Distribution
Dividend per share:*
Class A	$.0023	$.0690	$.0030	$.0900	$.0039	$.1165
Class B	N/A	N/A	.0026	.0780	.0035	.1060
Class C	.0019	.0570	.0026	.0775	.0035	.1060
Class R3	.0022	.0730	.0029	.0860	.0038	.1130
Class I	.0024	.0650	.0032	.0945	.0040	.1200

* Rounds to four decimal places.

N/A – Short Duration is not authorized to issue Class B Shares

58	Nuveen Investments

Financial Highlights (Unaudited)

Nuveen Investments	59

Financial Highlights (Unaudited)

Class (Commencement Date)
		Investment Operations				Less Distributions

SHORT DURATION
Year Ended September 30,	Beginning Net Asset Value	Net Invest- ment Income(a)		Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (12/04)
2010(h)	$19.74	$.25		$.16	$.41	$(.41)	$—	$(.41)	$19.74	2.06%
2009	19.31	.56		.72	1.28	(.85)	—	(.85)	19.74	7.02
2008	19.40	.84		(.05)	.79	(.88)	—	(.88)	19.31	4.03
2007	19.24	.91		.12	1.03	(.87)	—	(.87)	19.40	5.49
2006	19.69	.77		(.14)	.63	(1.08)	—	(1.08)	19.24	3.29
2005(e)	20.00	.43		(.53)	(.10)	(.21)	—	(.21)	19.69	.66
Class C (12/04)
2010(h)	19.77	.17		.17	.34	(.34)	—	(.34)	19.77	1.74
2009	19.33	.43		.72	1.15	(.71)	—	(.71)	19.77	6.27
2008	19.42	.70		(.05)	.65	(.74)	—	(.74)	19.33	3.19
2007	19.26	.73		.16	.89	(.73)	—	(.73)	19.42	4.71
2006	19.69	.63		(.14)	.49	(.92)	—	(.92)	19.26	2.54
2005(e)	20.00	.31		(.48)	(.17)	(.14)	—	(.14)	19.69	.09
Class R3 (8/08)
2010(h)	19.72	.27		.12	.39	(.39)	—	(.39)	19.72	1.89
2009	19.31	.53		.68	1.21	(.80)	—	(.80)	19.72	6.82
2008(g)	19.49	—	**	(.04)	(.04)	(.14)	—	(.14)	19.31	(.40)
Class I (12/04)(f)
2010(h)	19.71	.26		.17	.43	(.44)	—	(.44)	19.70	2.09
2009	19.30	.61		.70	1.31	(.90)	—	(.90)	19.71	7.29
2008	19.38	.88		(.03)	.85	(.93)	—	(.93)	19.30	4.29
2007	19.21	.92		.17	1.09	(.92)	—	(.92)	19.38	5.82
2006	19.68	.77		(.11)	.66	(1.13)	—	(1.13)	19.21	3.46
2005(e)	20.00	.47		(.56)	(.09)	(.23)	—	(.23)	19.68	.79

60	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate(d)

$76,419.92		%*	2.27	%*	.71	%*	2.48	%*	38%
47,607	1.14		2.44		.65		2.93		117
10,450	1.63		3.26		.64		4.26		90
4,101	1.93		3.37		.62		4.67		138
439	3.41		1.25		.64		4.02		234
2	1.52	*	2.15	*	.91	*	2.75	*	140

41,662	1.67	*	1.51	*	1.46	*	1.72	*	38
25,215	1.88		1.73		1.40		2.21		117
8,068	2.42		2.54		1.39		3.57		90
2,260	2.42		2.71		1.38		3.76		138
1,067	3.52		1.09		1.36		3.25		234
2	2.27	*	1.40	*	1.66	*	2.00	*	140

854	1.17	*	2.49	*	.96	*	2.70	*	38
653	1.38		2.29		.90		2.77		117
149	2.98	*	(2.24	)*	.87	*	(.13	)*	90

58,862.67		*	2.47	*	.47	*	2.67	*	38
24,164.86			2.70		.40		3.16		117
14,827	1.36		3.52		.39		4.49		90
9,717	1.34		3.76		.38		4.72		138
9,602	1.44		3.07		.53		3.97		234
9,835	1.27	*	2.40	*	.66	*	3.00	*	140
*	Annualized.
**	Rounds to less than $.01 per share.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	Excluding dollar roll transactions, where applicable.
(e)	For the period December 20, 2004 (commencement of operations) through September 30, 2005.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(g)	For the period August 4, 2008 (commencement of operations) through September 30, 2008.
(h)	For the six months ended March 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments	61

Financial Highlights (Unaudited) (continued)

Class (Commencement Date)
		Investment Operations			Less Distributions

MULTI-STRATEGY CORE BOND
Year Ended September 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (12/04)
2010(h)	$20.40	$.46	$.15	$.61	$(.52)	$(.02)	$(.54)	$20.47	2.93%
2009	19.06	.87	1.58	2.45	(.91)	(.20)	(1.11)	20.40	13.76
2008	19.28	.95	(.23)	.72	(.94)	—	(.94)	19.06	3.57
2007	19.29	1.00	(.08)	.92	(.93)	—	(.93)	19.28	4.92
2006	19.73	.88	(.34)	.54	(.98)	—	(.98)	19.29	2.86
2005(e)	20.00	.54	(.55)	(.01)	(.26)	—	(.26)	19.73	1.37
Class B (12/04)
2010(h)	20.50	.39	.16	.55	(.45)	(.02)	(.47)	20.58	2.61
2009	19.15	.70	1.63	2.33	(.78)	(.20)	(.98)	20.50	12.87
2008	19.34	.85	(.25)	.60	(.79)	—	(.79)	19.15	3.04
2007	19.30	.88	(.06)	.82	(.78)	—	(.78)	19.34	4.35
2006	19.73	.74	(.35)	.39	(.82)	—	(.82)	19.30	2.06
2005(e)	20.00	.42	(.49)	(.07)	(.20)	—	(.20)	19.73	.81
Class C (12/04)
2010(h)	20.42	.39	.18	.57	(.45)	(.02)	(.47)	20.52	2.70
2009	19.08	.76	1.55	2.31	(.77)	(.20)	(.97)	20.42	12.91
2008	19.30	.80	(.23)	.57	(.79)	—	(.79)	19.08	2.84
2007	19.29	.84	(.05)	.79	(.78)	—	(.78)	19.30	4.19
2006	19.73	.73	(.35)	.38	(.82)	—	(.82)	19.29	2.01
2005(e)	20.00	.42	(.49)	(.07)	(.20)	—	(.20)	19.73	.81
Class R3 (8/08)
2010(h)	20.39	.47	.14	.61	(.50)	(.02)	(.52)	20.48	2.91
2009	19.04	.80	1.61	2.41	(.86)	(.20)	(1.06)	20.39	13.49
2008(g)	19.05	.05	.09	.14	(.15)	—	(.15)	19.04	.64
Class I (12/04)(f)
2010(h)	20.39	.49	.14	.63	(.55)	(.02)	(.57)	20.45	3.01
2009	19.05	.83	1.67	2.50	(.96)	(.20)	(1.16)	20.39	14.05
2008	19.28	.86	(.10)	.76	(.99)	—	(.99)	19.05	3.83
2007	19.26	1.01	(.01)	1.00	(.98)	—	(.98)	19.28	5.29
2006	19.72	.86	(.29)	.57	(1.03)	—	(1.03)	19.26	3.03
2005(e)	20.00	.58	(.58)	(.00)	(.28)	—	(.28)	19.72	1.51

62	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate(d)

$23,719	1.33	%*	3.96	%*	.82	%*	4.47	%*	83%
13,740	1.38		3.88		.75		4.50		360
6,787	1.72		3.91		.74		4.90		289
3,281	2.32		3.59		.73		5.17		278
1,282	4.46		.90		.75		4.62		241
2	1.76	*	2.69	*	1.02	*	3.43	*	155

2,485	2.08	*	3.30	*	1.55	*	3.82	*	83
2,416	2.12		3.00		1.50		3.62		360
1,572	2.30		3.36		1.27		4.39		289
474	3.14		2.85		1.42		4.57		278
51	3.54		1.68		1.38		3.84		241
2	2.51	*	1.94	*	1.77	*	2.69	*	155

15,937	2.08	*	3.26	*	1.56	*	3.77	*	83
11,323	2.16		3.29		1.50		3.95		360
2,531	2.48		3.14		1.49		4.14		289
1,578	2.98		2.85		1.48		4.34		278
266	3.65		1.69		1.44		3.90		241
2	2.51	*	1.94	*	1.77	*	2.69	*	155

189	1.57	*	4.03	*	1.05	*	4.55	*	83
182	1.61		3.58		1.00		4.19		360
150	1.76	*	1.00	*	.99	*	1.77	*	289

28,840	1.08	*	4.24	*	.56	*	4.76	*	83
20,516	1.06		3.80		.50		4.36		360
49,336	1.40		3.55		.49		4.47		289
9,689	1.86		3.87		.48		5.24		278
9,623	1.84		3.24		.63		4.44		241
9,854	1.51	*	2.94	*	.77	*	3.68	*	155
*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	Excluding dollar roll transactions.
(e)	For the period December 20, 2004 (commencement of operations) through September 30, 2005.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(g)	For the period August 4, 2008 (commencement of operations) through September 30, 2008.
(h)	For the six months ended March 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments	63

Financial Highlights (Unaudited) (continued)

Class (Commencement Date)
		Investment Operations			Less Distributions

HIGH YIELD
Year Ended September 30,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Tax Return of Capital	Total	Ending Net Asset Value	Total Return(b)
Class A (12/04)
2010(g)	$16.15	$.73	$.80	$1.53	$(.70)	$—	$—	$(.70)	$16.98	9.63%
2009	16.92	1.30	(.62)	.68	(1.19)	—	(.26)	(1.45)	16.15	5.94
2008	19.55	1.25	(2.41)	(1.16)	(1.35)	—	(.12)	(1.47)	16.92	(6.41)
2007	19.37	1.55	.08	1.63	(1.45)	—	—	(1.45)	19.55	8.61
2006	19.39	1.33	.16	1.49	(1.51)	—	—	(1.51)	19.37	8.01
2005(d)	20.00	.86	(1.04)	(.18)	(.43)	—	—	(.43)	19.39	1.56
Class B (12/04)
2010(g)	16.13	.67	.81	1.48	(.64)	—	—	(.64)	16.97	9.31
2009	16.91	1.22	(.66)	.56	(1.09)	—	(.25)	(1.34)	16.13	5.11
2008	19.53	1.08	(2.37)	(1.29)	(1.25)	—	(.08)	(1.33)	16.91	(7.17)
2007	19.36	1.34	.14	1.48	(1.31)	—	—	(1.31)	19.53	7.82
2006	19.39	1.13	.19	1.32	(1.35)	—	—	(1.35)	19.36	7.07
2005(d)	20.00	.75	(.99)	(.24)	(.37)	—	—	(.37)	19.39	.99
Class C (12/04)
2010(g)	16.11	.67	.80	1.47	(.64)	—	—	(.64)	16.94	9.25
2009	16.88	1.20	(.63)	.57	(1.09)	—	(.25)	(1.34)	16.11	5.12
2008	19.51	1.10	(2.40)	(1.30)	(1.22)	—	(.11)	(1.33)	16.88	(7.13)
2007	19.35	1.38	.09	1.47	(1.31)	—	—	(1.31)	19.51	7.72
2006	19.39	1.13	.18	1.31	(1.35)	—	—	(1.35)	19.35	7.01
2005(d)	20.00	.75	(.99)	(.24)	(.37)	—	—	(.37)	19.39	.99
Class R3 (8/08)
2010(g)	16.13	.72	.80	1.52	(.68)	—	—	(.68)	16.97	9.57
2009	16.91	1.28	(.64)	.64	(1.17)	—	(.25)	(1.42)	16.13	5.66
2008(f)	18.32	.09	(1.26)	(1.17)	(.17)	—	(.07)	(.24)	16.91	(6.57)
Class I (12/04)(e)
2010(g)	16.13	.74	.82	1.56	(.72)	—	—	(.72)	16.97	9.84
2009	16.90	1.34	(.62)	.72	(1.23)	—	(.26)	(1.49)	16.13	6.20
2008	19.53	1.31	(2.42)	(1.11)	(1.39)	—	(.13)	(1.52)	16.90	(6.18)
2007	19.35	1.45	.23	1.68	(1.50)	—	—	(1.50)	19.53	8.89
2006	19.40	1.37	.14	1.51	(1.56)	—	—	(1.56)	19.35	8.14
2005(d)	20.00	.90	(1.05)	(.15)	(.45)	—	—	(.45)	19.40	1.79

64	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate

$35,958	1.23	%*	8.59	%*	.99	%*	8.83	%*	69%
41,921	1.23		8.77		.85		9.15		124
22,339	1.21		6.35		.84		6.72		141
9,100	1.83		6.85		.83		7.85		160
438	1.94		5.87		.85		6.96		115
2	1.68	*	5.10	*	1.17	*	5.61	*	69

1,555	1.98	*	7.83	*	1.74	*	8.08	*	69
1,745	1.95		8.36		1.60		8.72		124
2,585	2.00		5.35		1.59		5.76		141
1,855	2.50		5.86		1.58		6.78		160
217	2.69		4.86		1.57		5.97		115
2	2.43	*	4.35	*	1.92	*	4.86	*	69

33,456	1.98	*	7.85	*	1.74	*	8.09	*	69
32,131	1.97		8.08		1.60		8.45		124
20,690	1.99		5.50		1.59		5.91		141
8,620	2.54		6.06		1.58		7.02		160
678	2.69		4.89		1.59		5.99		115
2	2.43	*	4.35	*	1.92	*	4.86	*	69

139	1.48	*	8.38	*	1.24	*	8.63	*	69
132	1.46		8.75		1.10		9.12		124
138	1.70	*	2.44	*	1.07	*	3.07	*	141

65,868.95		*	8.75	*	.70	*	9.00	*	69
108,222.97			9.09		.60		9.45		124
77,255.97			6.64		.59		7.03		141
10,534	1.43		6.51		.58		7.35		160
9,692	1.44		6.39		.76		7.06		115
9,692	1.43	*	5.35	*	.92	*	5.85	*	69
*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	For the period December 20, 2004 (commencement of operations) through September 30, 2005.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	For the period August 4, 2008 (commencement of operations) through September 30, 2008.
(g)	For the six months ended March 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments	65

Notes

66	Nuveen Investments

Notes

Nuveen Investments	67

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

68	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	69

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $150 billion of assets on March 31, 2010.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

•	Share prices

•	Fund details

•	Daily financial news

•	Investor education

•	Interactive planning tools

Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-INV3-0310P

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date June 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date June 7, 2010

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date June 7, 2010